                                                      1933 Act File No. 33-48847
                                                     1940 Act File No. 811-07021

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933               X

   Pre-Effective Amendment No.

   Post-Effective Amendment No.  24  ..................               X

                                     and/or

       REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 X

   Amendment No.  25  .................................               X

                     FEDERATED INVESTMENT SERIES FUNDS, INC.

               (Exact Name of Registrant as Specified in Charter)
                            Federated Investors Funds
                              5800 Corporate Drive
                       Pittsburgh, Pennsylvania 15237-7000
                    (Address of Principal Executive Offices)

                           John W. McGonigle, Esquire,
                            Federated Investors Tower
                               1001 Liberty Avenue
                       Pittsburgh, Pennsylvania 15222-3779
                     (Name and Address of Agent for Service)
                (Notices should be sent to the Agent for Service)

It is proposed that this filing will become effective:

      immediately upon filing pursuant to paragraph (b)
  X   on January 29, 2004 pursuant to paragraph (b)
      60 days after filing pursuant to paragraph (a) (i)
      on _________________  pursuant to paragraph (a) (i).
      75 days after filing pursuant to paragraph (a)(ii)
      on                   pursuant to paragraph (a)(ii) of Rule 485.

If appropriate, check the following box:

     This  post-effective  amendment  designates  a  new  effective  date  for a previously filed post-effective amendment.

                                Copies to:

            Matthew G. Maloney, Esquire
            Dickstein Shapiro Morin & Oshinsky LLP
            2101 L Street, N.W.
            Washington, D.C.  20037

Federated Investors
World-Class Investment Manager

Federated Bond Fund

A Portfolio of Federated Investment Series Funds, Inc.

PROSPECTUS

January 31, 2004

CLASS A SHARES
CLASS B SHARES
CLASS C SHARES
CLASS F SHARES

A mutual fund seeking to provide as high a level of current income as is consistent with the preservation of capital by investing primarily in a professionally managed, diversified portfolio of fixed income securities.

As with all mutual funds, the Securities and Exchange Commission (SEC) has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

NOT FDIC INSURED * MAY LOSE VALUE * NO BANK GUARANTEE

CONTENTS

Risk/Return Summary 1

What are the Fund's Fees and Expenses? 4

What are the Fund's Investment Strategies? 5

What are the Principal Securities in Which the Fund Invests? 7

What are the Specific Risks of Investing in the Fund? 9

What Do Shares Cost? 11

How is the Fund Sold? 14

How to Purchase Shares 15

How to Redeem and Exchange Shares 17

Account and Share Information 20

Who Manages the Fund? 21

Legal Proceedings 22

Financial Information 24

Risk/Return Summary

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

The Fund's investment objective is to provide as high a level of current income as is consistent with the preservation of capital. While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by following the strategies and policies described in this prospectus.

WHAT ARE THE FUND'S MAIN INVESTMENT STRATEGIES?

The Fund invests primarily in a diversified portfolio of investment grade fixed income securities. The Adviser seeks to enhance the Fund's performance by allocating relatively more of its portfolio to the security type that the Adviser expects to offer the best balance between current income and risk. The Fund may invest up to 35% of its assets in fixed income securities rated below investment grade. The Adviser may lengthen or shorten duration from time to time based on its interest rate outlook, but the Fund has no set duration parameters. Duration measures the price sensitivity of a fixed income security to changes in interest rates.

WHAT ARE THE MAIN RISKS OF INVESTING IN THE FUND?

All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. The primary factors that may reduce the Fund's returns include:

  Interest Rate Risks. Prices of fixed income securities generally fall when interest rates rise. Interest rate changes have a greater effect on the price of fixed income securities with longer durations.
  Credit Risks. There is a possibility that issuers of securities in which the Fund may invest may default in the payment of interest or principal on the securities when due, which would cause the Fund to lose money.
  Liquidity Risks. The fixed income securities in which the Fund invests may be less readily marketable and may be subject to greater fluctuation in price than other securities.
  Risks Associated with Non-Investment Grade Securities. The Fund may invest a portion of its assets in securities rated below investment grade which may be subject to greater interest rate, credit and liquidity risks than investment grade securities.
  Risks of Foreign Investing. Because the Fund invests in securities issued by foreign companies, the Fund's share price may be more affected by foreign economic and political conditions, taxation policies and accounting and auditing standards than would otherwise be the case.

The Shares offered by this prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency.

Risk/Return Bar Chart and Table

The performance information shown below will help you analyze the Fund's investment risks in light of its historical returns. The bar chart shows the variability of the Fund's Class F Shares total returns on a calendar year-by-year basis. The Average Annual Total Return table shows returns averaged over the stated periods, and includes comparative performance information. The Fund's performance will fluctuate, and past performance (before and after taxes) is no guarantee of future results.

The total returns shown in the bar chart do not reflect payment of any sales charge or recurring shareholder account fees. If these charges or fees had been included, the returns shown would have been lower.

Within the period shown in the bar chart, the Fund's Class F Shares highest quarterly return was 6.98% (quarter ended March 31, 1993). Its lowest quarterly return was (3.29)% (quarter ended March 31, 1994).

Average Annual Total Return Table

The Average Annual Total Returns for the Fund's Class A, Class B, Class C and Class F Shares are reduced to reflect applicable sales charges. Return Before Taxes is shown for all classes. In addition, Return After Taxes is shown for Class F Shares to illustrate the effect of federal taxes on the Fund returns. Actual after-tax returns depend on each investor's personal tax situation, and are likely to differ from those shown. The table also shows returns for the Lehman Brothers Credit Bond Index (LBCB), a broad-based market index, and the Lipper Corporate Debt Funds BBB Rated Average (LCDBBB), an average of funds with similar investment objectives. The LBCB is comprised of a large universe of bonds issued by industrial utility and financial companies which have a minimum ratings of Baa by Moody's Investors Service, Inc., BBB by Standard and Poor's Ratings Group or, in the case of bank bonds not rated by either of the previously mentioned services, BBB by Fitch IBCA, Inc. Index returns do not reflect taxes, sales charges, expenses or other fees that the SEC requires to be reflected in the Fund's performance. Indexes are unmanaged, and it is not possible to invest directly in an index. The LCDBBB represents the average of total returns reported by all mutual funds designated by Lipper, Inc. as falling into the respective category.

(For the periods ended December 31, 2003)

	1 Year	5 Years	10 Years	Start of Performance[1]
Class A Shares:
Return Before Taxes	7.94%	4.84%	--	6.27%
Class B Shares:
Return Before Taxes	6.54%	4.69%	--	6.07%
Class C Shares:
Return Before Taxes	10.01%	4.80%	--	5.91%
Class F Shares:
Return Before Taxes	10.72%	5.59%	6.53%	--
Return After Taxes on Distributions[2]	8.26%	2.69%	3.52%	--
Return After Taxes on Distributions and Sale of Fund Shares[2]	6.88%	2.90%	3.63%	--
LBCB	7.70%	7.11%	7.42%	--
LCDBBB	9.75%	6.15%	6.54%	--

1 The start of performance dates for Class A, Class B and Class C Shares was June 28, 1995.

2 After-tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. Return After Taxes on Distributions assumes a continued investment in the Fund and shows the effect of taxes on Fund distributions. Return After Taxes on Distributions and Sale of Fund Shares assumes all shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after-tax returns do not reflect the effect of any applicable state and local taxes. After-tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(k) plans.

What are the Fund's Fees and Expenses?

FEDERATED BOND FUND

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund's Class A, Class B, Class C and Class F Shares.

Shareholder Fees	Class A	Class B	Class C	Class F
Fees Paid Directly From Your Investment
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	4.50%	None	1.00%	1.00%
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)	None	5.50%	1.00%	1.00%
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of offering price)	None	None	None	None
Redemption Fee (as a percentage of amount redeemed, if applicable)	None	None	None	None
Exchange Fee	None	None	None	None

Annual Fund Operating Expenses (Before Waivers)[1]
Expenses That are Deducted From Fund Assets (as a percentage of average net assets)
Management Fee[2]	0.75%	0.75%	0.75%	0.75%
Distribution (12b-1) Fee	0.25%[3]	0.75%	0.75%	None
Shareholder Services Fee	0.25%[4]	0.25%	0.25%	0.25%
Other Expenses	0.21%	0.21%	0.21%	0.21%
Total Annual Fund Operating Expenses	1.46%	1.96%[5]	1.96%	1.21%

1 Although not contractually obligated to do so, the Adviser, distributor and shareholder services provider waived certain amounts. These are shown below along with the net expenses the Fund actually paid for the fiscal year ended November 30, 2003.

Total Waivers of Fund Expenses	0.41%	0.11%	0.11%	0.13%
Total Actual Annual Fund Operating Expenses (after waivers)	1.05%	1.85%	1.85%	1.08%

2 The Adviser has voluntarily waived a portion of the management fee. The Adviser can terminate this voluntary waiver at any time. The management fee paid by the Fund (after the voluntary waiver) was 0.64% for the fiscal year ended November 30, 2003.

3 Class A Shares did not pay or accrue the distribution (12b-1) fee during the fiscal year ended November 30, 2003. Class A Shares have no present intention of paying or accruing the distribution (12b-1) fee for the fiscal year ended November 30, 2003.

4 A portion of the shareholder services fee for Class A and Class F Shares has been voluntarily waived. This voluntary waiver can be terminated at any time. The shareholder services fee paid by the Fund's Class A Shares and Class F Shares (after the voluntary waiver) was 0.20% and 0.23% for the fiscal year ended November 30, 2003.

5 After Class B Shares have been held for eight years from the date of purchase, they will automatically convert to Class A Shares on or about the last day of the following month. Class A Shares pay lower operating expenses than Class B Shares.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund's Class A, B, C and F Shares with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund's Class A, B, C and F Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. Expenses assuming no redemption are also shown. The Example also assumes that your investment has a 5% return each year and that the Fund's Class A, B, C and F Shares operating expenses are before waivers as shown in the table and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

Share Class	1 Year	3 Years	5 Years	10 Years
Class A:
Expenses assuming redemption	$592	$ 891	$1,212	$2,118

Expenses assuming no redemption	$592	$ 891	$1,212	$2,118

Class B:
Expenses assuming redemption	$749	$1,015	$1,257	$2,156

Expenses assuming no redemption	$199	$ 615	$1,057	$2,156

Class C:
Expenses assuming redemption	$397	$ 709	$1,147	$2,362

Expenses assuming no redemption	$297	$ 709	$1,147	$2,362

Class F:
Expenses assuming redemption	$322	$ 580	$ 858	$1,651

Expenses assuming no redemption	$222	$ 480	$ 858	$1,651

What are the Fund's Investment Strategies?

Under normal market conditions, the Fund invests primarily in a diversified portfolio of domestic investment grade debt securities, including corporate debt securities and U.S. government obligations. Investment grade debt securities are rated in one of the four highest categories (BBB or higher) by a nationally recognized statistical rating organization (NRSRO), or if unrated, of comparable quality as determined by the Adviser. A description of the various types of securities in which the Fund principally invests, and their risks, immediately follows this strategy section.

The Adviser seeks to enhance the Fund's performance by allocating relatively more of its portfolio to the security type that the Adviser expects to offer the best balance between current income and risk and thus offers the greatest potential for return. The allocation process is based on the Adviser's continuing analysis of a variety of economic and market indicators in order to arrive at the projected yield "spread" of each security type. (The spread is the difference between the yield of a security versus the yield of a U.S. treasury security with a comparable average life.) The security's projected spread is weighed against the spread the security can currently be purchased for, as well as the security's credit risk (in the case of corporate securities) in order to complete the analysis.

Corporate debt securities generally offer higher yields than U.S. government securities to compensate for credit risk. The Adviser invests the Fund's portfolio, seeking the higher relative returns of corporate debt securities, when available, while attempting to limit the associated credit risks. The Adviser attempts to manage the Fund's credit risk by selecting corporate debt securities that are less likely to default in the payment of principal and interest. The Adviser looks at a variety of factors, including macroeconomic analysis and corporate earnings analysis, among others, to determine which business sectors and credit ratings are most advantageous for investment by the Fund. In selecting individual corporate fixed income securities, the Adviser analyzes a company's business, competitive position, and general financial condition to assess whether the security's credit risk is commensurate with its potential return.

The Adviser may invest a portion of the Fund's assets in corporate debt securities of companies based outside the United States, to diversify the Fund's holdings and to gain exposure to the foreign market. Securities of foreign companies may be more affected by foreign economic and political conditions, taxation policies and accounting and auditing standards than those of United States companies.

The Adviser may lengthen or shorten duration from time-to-time based on its interest rate outlook, but the Fund has no set duration parameters. If the Adviser expects interest rates to decline, it will generally lengthen the Fund's duration, and if the Adviser expects interest rates to increase, it will generally shorten the Fund's duration. The Adviser formulates its interest rate outlook and otherwise attempts to anticipate changes in economic and market conditions by analyzing a variety of factors, such as:

  current and expected U.S. growth;
  current and expected interest rates and inflation;
  the U.S. Federal Reserve Board's monetary policy; and
  changes in the supply of or demand for U.S. government securities.

There is no assurance that the Adviser's efforts to forecast market interest rates, and assess relative risks and the impact of market interest rates on particular securities, will be successful.

Because the Fund refers to fixed income investments in its name, it will notify shareholders at least 60 days in advance of any change in its investment policies that would enable the Fund to normally invest less than 80% of its assets in fixed income investments.

TEMPORARY DEFENSIVE INVESTMENTS

The Fund may temporarily depart from its principal investment strategies by investing its assets in cash and shorter-term debt securities and similar obligations. It may do this to minimize potential losses and maintain liquidity to meet shareholder redemptions during adverse market conditions. This may cause the Fund to give up greater investment returns to maintain the safety of principal, that is, the original amount invested by shareholders.

What are the Principal Securities in Which the Fund Invests?

FIXED INCOME SECURITIES

Fixed income securities pay interest, dividends or distributions at a specified rate. The rate may be a fixed percentage of the principal or adjusted periodically. In addition, the issuer of a fixed income security must repay the principal amount of the security, normally within a specified time. Fixed income securities provide more regular income than equity securities. However, the returns on fixed income securities are limited and normally do not increase with the issuer's earnings. This limits the potential appreciation of fixed income securities as compared to equity securities.

A security's yield measures the annual income earned on a security as a percentage of its price. A security's yield will increase or decrease depending upon whether it costs less (a discount) or more (a premium) than the principal amount. If the issuer may redeem the security before its scheduled maturity, the price and yield on a discount or premium security may change based upon the probability of an early redemption. Securities with higher risks generally have higher yields.

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The following describes the types of fixed income securities in which the Fund invests:

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Treasury Securities

Treasury securities are direct obligations of the federal government of the United States. Treasury securities are generally regarded as having the lowest credit risks.

Agency Securities

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Agency securities are issued or guaranteed by a federal agency or other government sponsored entity acting under federal authority (a "GSE"). The United States supports some GSEs with its full faith and credit. Other GSEs receive support through federal subsidies, loans or other benefits. A few GSEs have no explicit financial support, but are regarded as having implied support because the federal government sponsors their activities. Agency securities are generally regarded as having low credit risks, but not as low as treasury securities.

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Corporate Debt Securities

Corporate debt securities are fixed income securities issued by businesses. Notes, bonds, debentures and commercial paper are the most prevalent types of corporate debt securities. The Fund may also purchase interests in bank loans to companies. The credit risks of corporate debt securities vary widely among issuers.

In addition, the credit risk of an issuer's debt security may vary based on its priority for repayment. For example, higher ranking (senior) debt securities have a higher priority than lower ranking (subordinated) securities. This means that the issuer might not make payments on subordinated securities while continuing to make payments on senior securities. In addition, in the event of bankruptcy, holders of senior securities may receive amounts otherwise payable to the holders of subordinated securities. Some subordinated securities, such as trust preferred and capital securities notes, also permit the issuer to defer payments under certain circumstances. For example, insurance companies issue securities known as surplus notes that permit the insurance company to defer any payment that would reduce its capital below regulatory requirements.

FOREIGN SECURITIES

Foreign securities are securities of issuers based outside the United States. The Fund considers an issuer to be based outside the United States if:

  it is organized under the laws of, or has a principal office located in, another country;
  the principal trading market for its securities is in another country; or
  it (or its subsidiaries) derived in its most current fiscal year at least 50% of its total assets, capitalization, gross revenue or profit from goods produced, services performed, or sales made in another country.

Substantially all of the Fund's foreign securities are denominated in U.S. dollars.

INVESTING IN SECURITIES OF OTHER INVESTMENT COMPANIES

The Fund may invest its assets in securities of other investment companies, including the securities of affiliated money market funds, as an efficient means of carrying out its investment policies and managing its uninvested cash.

The Fund may invest in mortgage backed and high yield securities primarily by investing in another investment company (which is not available for general investment by the public) that owns those securities and that is advised by an affiliate of the Adviser. This other investment company is managed independently of the Fund and may incur additional administrative expenses. Therefore, any such investment by the Fund may be subject to duplicate expenses. However, the Adviser believes that the benefits and efficiencies of this approach should outweigh the potential additional expenses. The Fund may also invest in such securities directly.

Investment Ratings

Investment grade securities include fixed income securities rated AAA, the highest rating category, through BBB by a NRSRO and may include, if unrated, those securities determined to be of equivalent quality by the Adviser. Non-investment grade fixed income securities are rated BB or below by a NRSRO or are unrated. When the Fund invests in fixed income securities some will be non- investment grade at the time of purchase. Unrated securities will be determined by the Adviser to be of like quality and may have greater risk but a higher yield than comparable rated securities.

Securities rated BBB or below by Standard and Poor's or Baa by Moody's Investors Service have speculative characteristics.

If a security is downgraded below the minimum quality grade discussed above, the Adviser will reevaluate the security, but will not be required to sell it.

What are the Specific Risks of Investing in the Fund?

INTEREST RATE RISKS

  Prices of fixed income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed income securities fall. However, market factors, such as the demand for particular fixed income securities, may cause the price of certain fixed income securities to fall while the prices of other securities rise or remain unchanged.
  Interest rate changes have a greater effect on the price of fixed income securities with longer durations. Duration measures the price sensitivity of a fixed income security to changes in interest rates.

CREDIT RISKS

  Credit risk is the possibility that an issuer will default on a security by failing to pay interest or principal when due. If an issuer defaults, the Fund will lose money.
  Many fixed income securities receive credit ratings from services such as Standard & Poor's and Moody's Investor Service. These services assign ratings to securities by assessing the likelihood of issuer default. Lower credit ratings correspond to higher perceived credit risk and higher credit ratings correspond to lower perceived credit risk. Credit ratings do not provide assurance against default or other loss of money. If a security has not received a rating, the Fund must rely entirely upon the Adviser's credit assessment.
  Fixed income securities generally compensate for greater credit risk by paying interest at a higher rate. The difference between the yield of a security and the yield of a U.S. Treasury security with a comparable maturity (the spread) measures the additional interest paid for risk. Spreads may increase generally in response to adverse economic or market conditions. A security's spread may also increase if the security's rating is lowered, or the security is perceived to have an increased credit risk. An increase in the spread will cause the price of the security to decline.
  Credit risk includes the possibility that a party to a transaction involving the Fund will fail to meet its obligations. This could cause the Fund to lose the benefit of the transaction or prevent the Fund from selling or buying other securities to implement its investment strategy.

LIQUIDITY RISKS

  Trading opportunities are more limited for fixed income securities that have not received any credit ratings, have received ratings below investment grade or are not widely held.

RISKS ASSOCIATED WITH NONINVESTMENT GRADE SECURITIES

  Securities rated below investment grade, also known as junk bonds, generally entail greater market, credit and liquidity risks than investment grade securities. For example, their prices are more volatile, economic downturns and financial setbacks may affect their prices more negatively, and their trading market may be more limited.

RISKS OF FOREIGN INVESTING

  Foreign securities pose additional risks because foreign economic or political conditions may be less favorable than those of the United States. Securities in foreign markets may also be subject to taxation policies that reduce returns for U.S. investors.
  Foreign companies may not provide information (including financial statements) as frequently or to as great an extent as companies in the United States. Foreign companies may also receive less coverage than United States companies by market analysts and the financial press. In addition, foreign countries may lack uniform accounting, auditing and financial reporting standards or regulatory requirements comparable to those applicable to U.S. companies. These factors may prevent the Fund and its Adviser from obtaining information concerning foreign companies that is as frequent, extensive and reliable as the information available concerning companies in the United States.
  Foreign countries may have restrictions on foreign ownership of securities or may impose exchange controls, capital flow restrictions or repatriation restrictions which could adversely affect the liquidity of the Fund's investments.

What Do Shares Cost?

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You can purchase, redeem or exchange Shares any day the New York Stock Exchange (NYSE) is open. When the Fund receives your transaction request in proper form (as described in this prospectus), it is processed at the next calculated net asset value (NAV) plus any applicable front-end sales charge (public offering price). If the Fund purchases foreign securities that trade in foreign markets on days the NYSE is closed, the value of the Fund's assets may change on days you cannot purchase or redeem Shares. NAV is determined at the end of regular trading (normally 4:00 p.m. Eastern time) each day the NYSE is open. The Fund generally values fixed income securities according to the mean between bid and asked prices as furnished by an independent pricing service, except that fixed income securities with remaining maturities of less than 60 days at the time of purchase may be valued at amortized cost.

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The Fund's current NAV and public offering price may be found in the mutual funds section of certain local newspapers under "Federated."

The following table summarizes the minimum required investment amount and the maximum sales charge, if any, that you will pay on an investment in the Fund. Keep in mind that investment professionals may charge you fees for their services in connection with your Share transactions.

Shares Offered	Minimum Initial/Subsequent Investment Amounts[1]	Maximum Sales Charge
		Front-End Sales Charge[2]	Contingent Deferred Sales Charge[3]
Class A	$1,500/$100	4.50%	0.00%
Class B	$1,500/$100	None	5.50%
Class C	$1,500/$100	1.00%	1.00%
Class F	$1,500/$100	1.00%	1.00%

1 The minimum initial and subsequent investment amounts for retirement plans are $250 and $100, respectively. The minimum subsequent investment amounts for Systematic Investment Programs (SIP) is $50. Investment professionals may impose higher or lower minimum investment requirements on their customers than those imposed by the Fund. Orders for $250,000 or more will be invested in Class A Shares instead of Class B Shares to maximize your return and minimize the sales charges and marketing fees. Accounts held in the name of an investment professional may be treated differently. After Class B Shares have been held for eight years from the date of purchase, they will automatically convert to Class A Shares on or about the last day of the following month. This conversion is a non-taxable event.

2 Front-End Sales Charge is expressed as a percentage of public offering price. See "Sales Charge When You Purchase."

3 See "Sales Charge When You Redeem."

SALES CHARGE WHEN YOU PURCHASE

Class A Shares
Purchase Amount	Sales Charge as a Percentage of Public Offering Price	Sales Charge as a Percentage of NAV
Less than $100,000	4.50%	4.71%
$100,000 but less than $250,000	3.75%	3.90%
$250,000 but less than $500,000	2.50%	2.56%
$500,000 but less than $1 million	2.00%	2.04%
$1 million or greater[1]	0.00%	0.00%

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1 A contingent deferred sales charge of 0.75% may apply. See "Sales Charge When You Redeem."

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Class C Shares
Purchase Amount	Sales Charge as a Percentage of Public Offering Price	Sales Charge as a Percentage of NAV
All Purchases	1.00%	1.01%

Class F Shares
Purchase Amount	Sales Charge as a Percentage of Public Offering Price	Sales Charge as a Percentage of NAV
Less than $1 million	1.00%	1.01%
$1 million or greater	0.00%	0.00%

If your investment qualifies for a reduction or elimination of the sales charge as described below, you or your investment professional should notify the Fund's Distributor at the time of purchase. If the Distributor is not notified, you will receive the reduced sales charge only on additional purchases, and not retroactively on previous purchases.

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The sales charge at purchase of Class A Shares and Class F Shares only, may be reduced or eliminated by:

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  purchasing Shares in greater quantities to reduce the applicable sales charge;
  combining concurrent purchases of Shares:
    by you, your spouse, and your children under age 21; or
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    of the same share class of two or more Federated funds (other than money market funds);
  accumulating purchases (in calculating the sales charge on an additional purchase, include the current value of previous Share purchases still invested in the Fund); or
  signing a letter of intent to purchase a specific dollar amount of Shares within 13 months. (Call your investment professional or the Fund for more information.)

Class A Shares

The sales charge will be eliminated when you purchase Shares:

  within 120 days of redeeming Shares of an equal or greater amount;
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  by exchanging shares from the same share class of another Federated fund (other than a money market fund);
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  through wrap accounts or other investment programs where you pay the investment professional directly for services;
  through investment professionals that receive no portion of the sales charge;
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  as a shareholder that originally became a shareholder of the Fund pursuant to the terms of an agreement and plan of reorganization which permits shareholders to acquire Shares at NAV;
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  as a Federated Life Member (Class A Shares only) and their immediate family members; or
  as a Director or employee of the Fund, the Adviser, the Distributor and their affiliates, and the immediate family members of these individuals.

Class F Shares

The sales charge will be eliminated when you purchase Shares:

  within 120 days of redeeming Shares of an equal or greater amount;
  when the Fund's Distributor does not advance payment to the investment professional for your purchase;
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  by exchanging shares from the same share class of another Federated fund;
  for trusts or pension or profit sharing plans where the third party administrator has an arrangement with the Fund's Distributor or its affiliates to purchase Shares without a sales charge; or
  through investment professionals that receive no portion of the sales charge.

SALES CHARGE WHEN YOU REDEEM

Your redemption proceeds may be reduced by a sales charge, commonly referred to as a contingent deferred sales charge (CDSC).

Class A Shares (Purchase amount of $1 million or greater):

A CDSC of 0.75% of the redemption amount applies to Class A Shares redeemed up to 24 months after purchase under certain investment programs where an investment professional received an advance payment on the transaction.

Class B Shares:
Shares Held Up To:	CDSC
1 Year	5.50%
2 Years	4.75%
3 Years	4.00%
4 Years	3.00%
5 Years	2.00%
6 Years	1.00%
7 Years or More	0.00%
Class C Shares:
You will pay a 1% CDSC if you redeem Shares within one year of the purchase date.

Class F Shares:
Purchase Amount	Shares Held	CDSC
Up to $2 million	4 years or less	1.00%
$2 - $5 million	2 years or less	0.50%
$5 million or more	1 year or less	0.25%

If your investment qualifies for a reduction or elimination of the CDSC as described below, you or your investment professional should notify the Distributor at the time of redemption. If the Distributor is not notified, the CDSC will apply.

You will not be charged a CDSC when redeeming Shares:

  purchased with reinvested dividends or capital gains;
  purchased within 120 days of redeeming Shares of an equal or lesser amount;
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  that you exchanged into the same share class of another Federated fund if the shares were held for the applicable CDSC holding period (other than a money market fund);
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  purchased through investment professionals who did not receive advanced sales payments;
  if, after you purchase Shares, you become disabled as defined by the IRS;
  if the Fund redeems your Shares and closes your account for not meeting the minimum balance requirement;
  if your redemption is a required retirement plan distribution; or
  upon the death of the last surviving shareholder of the account. The beneficiary on an account with a Transfer on Death registration is deemed the last surviving shareholder of the account.

To keep the sales charge as low as possible, the Fund redeems your Shares in this order:

  Shares that are not subject to a CDSC; and
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  Shares held the longest. (To determine the number of years your Shares have been held, include the time you held shares of other Federated funds that have been exchanged for Shares of this Fund.)
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The CDSC is then calculated using the Share price at the time of purchase or redemption, whichever is lower.

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How is the Fund Sold?

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The Fund offers four Share classes: Class A, Class B, Class C and Class F Shares, each representing interests in a single portfolio of securities.

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The Fund's Distributor, Federated Securities Corp., markets the Shares described in this prospectus to institutions or to individuals, directly or through investment professionals.

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When the Distributor receives marketing fees and sales charges, it may pay some or all of them to investment professionals. The Distributor and its affiliates may pay out of their assets other amounts (including items of material value) to investment professionals for marketing and servicing Shares. The Distributor is a subsidiary of Federated Investors, Inc. (Federated).

RULE 12B-1 PLAN

The Fund has adopted a Rule 12b-1 Plan, which allows it to pay marketing fees to the Distributor and investment professionals for the sale, distribution and customer servicing of the Fund's Class A, Class B and Class C Shares. Because these Shares pay marketing fees on an ongoing basis, your investment cost may be higher over time than other shares with different sales charges and marketing fees.

How to Purchase Shares

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You may purchase Shares through an investment professional, directly from the Fund, or through an exchange from another Federated fund. The Fund reserves the right to reject any request to purchase or exchange Shares. Where the Fund offers more than one Share class and you do not specify the class choice on your New Account Form or form of payment (e.g., Federal Reserve wire or check) you automatically will receive Class A Shares.

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THROUGH AN INVESTMENT PROFESSIONAL

  Establish an account with the investment professional; and
  Submit your purchase order to the investment professional before the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time). You will receive the next calculated NAV if the investment professional forwards the order to the Fund on the same day and the Fund receives payment within three business days. You will become the owner of Shares and receive dividends when the Fund receives your payment.

Investment professionals should send payments according to the instructions in the sections "By Wire" or "By Check."

DIRECTLY FROM THE FUND

  Establish your account with the Fund by submitting a completed New Account Form; and
  Send your payment to the Fund by Federal Reserve wire or check.

You will become the owner of Shares and your Shares will be priced at the next calculated NAV after the Fund receives your wire or your check. If your check does not clear, your purchase will be canceled and you could be liable for any losses or fees incurred by the Fund or Federated Shareholder Services Company, the Fund's transfer agent.

An institution may establish an account and place an order by calling the Fund and the Shares will be priced at the next calculated NAV after the Fund receives the order.

By Wire

Send your wire to:

State Street Bank and Trust Company

Boston, MA

Dollar Amount of Wire

ABA Number 011000028

Attention: EDGEWIRE

Wire Order Number, Dealer Number or Group Number

Nominee/Institution Name

Fund Name and Number and Account Number

You cannot purchase Shares by wire on holidays when wire transfers are restricted.

By Check

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Make your check payable to The Federated Funds, note your account number on the check, and send it to:

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Federated Shareholder Services Company
P.O. Box 8600
Boston, MA 02266-8600

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If you send your check by a private courier or overnight delivery service that requires a street address, send it to:

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Federated Shareholder Services Company
1099 Hingham Street
Rockland, MA 02370-3317

Payment should be made in U.S. dollars and drawn on a U.S. bank. The Fund reserves the right to reject any purchase request. For example, to protect against check fraud the Fund may reject any purchase request involving a check that is not made payable to The Federated Funds (including, but not limited to, requests to purchase Shares using third-party checks), or involving temporary checks or credit card checks.

THROUGH AN EXCHANGE

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You may purchase Shares through an exchange from the same share class of another Federated fund. You must meet the minimum initial investment requirement for purchasing Shares and both accounts must have identical registrations.

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BY SYSTEMATIC INVESTMENT PROGRAM

Once you have opened an account, you may automatically purchase additional Shares on a regular basis by completing the SIP section of the New Account Form or by contacting the Fund or your investment professional.

BY AUTOMATED CLEARING HOUSE (ACH)

Once you have opened an account, you may purchase additional Shares through a depository institution that is an ACH member. This purchase option can be established by completing the appropriate sections of the New Account Form.

RETIREMENT INVESTMENTS

You may purchase Shares as retirement investments (such as qualified plans and IRAs or transfer or rollover of assets). Call your investment professional or the Fund for information on retirement investments. We suggest that you discuss retirement investments with your tax adviser. You may be subject to an annual IRA account fee.

How to Redeem and Exchange Shares

You should redeem or exchange Shares:

  through an investment professional if you purchased Shares through an investment professional; or
  directly from the Fund if you purchased Shares directly from the Fund.

THROUGH AN INVESTMENT PROFESSIONAL

Submit your redemption or exchange request to your investment professional by the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time). The redemption amount you will receive is based upon the next calculated NAV after the Fund receives the order from your investment professional.

DIRECTLY FROM THE FUND

By Telephone

You may redeem or exchange Shares by simply calling the Fund at 1-800-341-7400.

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If you call before the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time), you will receive a redemption amount based on that day's NAV.

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By Mail

You may redeem or exchange Shares by mailing a written request to the Fund.

You will receive a redemption amount based on the next calculated NAV after the Fund receives your written request in proper form.

Send requests by mail to:

Federated Shareholder Services Company
P.O. Box 8600
Boston, MA 02266-8600

Send requests by private courier or overnight delivery service to:

Federated Shareholder Services Company
1099 Hingham Street
Rockland, MA 02370-3317

All requests must include:

  Fund Name and Share Class, account number and account registration;
  amount to be redeemed or exchanged;
  signatures of all shareholders exactly as registered; and
  if exchanging, the Fund Name and Share Class, account number and account registration into which you are exchanging.

Call your investment professional or the Fund if you need special instructions.

Signature Guarantees

Signatures must be guaranteed if:

  your redemption will be sent to an address other than the address of record;
  your redemption will be sent to an address of record that was changed within the last 30 days;
  a redemption is payable to someone other than the shareholder(s) of record; or
  if exchanging (transferring) into another fund with a different shareholder registration.

A signature guarantee is designed to protect your account from fraud. Obtain a signature guarantee from a bank or trust company, savings association, credit union or broker, dealer, or securities exchange member. A notary public cannot provide a signature guarantee.

PAYMENT METHODS FOR REDEMPTIONS

Your redemption proceeds will be mailed by check to your address of record. The following payment options are available if you complete the appropriate section of the New Account Form or an Account Service Options Form. These payment options require a signature guarantee if they were not established when the account was opened:

  an electronic transfer to your account at a financial institution that is an ACH member; or
  wire payment to your account at a domestic commercial bank that is a Federal Reserve System member.

Redemption in Kind

Although the Fund intends to pay Share redemptions in cash, it reserves the right to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.

LIMITATIONS ON REDEMPTION PROCEEDS

Redemption proceeds normally are wired or mailed within one business day after receiving a request in proper form. Payment may be delayed up to seven days:

  to allow your purchase to clear;
  during periods of market volatility; or
  when a shareholder's trade activity or amount adversely impacts the Fund's ability to manage its assets.

You will not accrue interest or dividends on uncashed checks from the Fund if those checks are undeliverable and returned to the Fund.

REDEMPTIONS FROM RETIREMENT ACCOUNTS

In the absence of your specific instructions, 10% of the value of your redemption from a retirement account in the Fund may be withheld for taxes. This withholding only applies to certain types of retirement accounts.

EXCHANGE PRIVILEGE

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You may exchange Shares of the Fund into shares of the same class of another Federated fund. To do this, you must:

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  ensure that the account registrations are identical;
  meet any minimum initial investment requirements; and
  receive a prospectus for the fund into which you wish to exchange.

An exchange is treated as a redemption and a subsequent purchase, and is a taxable transaction.

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The Fund may modify or terminate the exchange privilege at any time. The Fund's management or Adviser may determine from the amount, frequency and pattern of exchanges that a shareholder is engaged in excessive trading that is detrimental to the Fund and other shareholders. If this occurs, the Fund may terminate the availability of exchanges to that shareholder and may bar that shareholder from purchasing other Federated funds.

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SYSTEMATIC WITHDRAWAL/EXCHANGE PROGRAM

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You may automatically redeem or exchange Shares in a minimum amount of $100 on a regular basis. Complete the appropriate section of the New Account Form or an Account Service Options Form or contact your investment professional or the Fund. Your account value must meet the minimum initial investment amount at the time the program is established. This program may reduce, and eventually deplete, your account. Payments should not be considered yield or income.

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Generally, it is not advisable to continue to purchase Class A Shares subject to a sales charge while redeeming Shares using this program.

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Systematic Withdrawal Program (SWP) on Class B Shares

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You will not be charged a CDSC on SWP redemptions if:

  you redeem 12% or less of your account value in a single year;
  you reinvest all dividends and capital gains distributions; and
  your account has at least a $10,000 balance when you establish the SWP. (You cannot aggregate multiple Class B Share accounts to meet this minimum balance.)

You will be subject to a CDSC on redemption amounts that exceed the 12% annual limit. In measuring the redemption percentage, your account is valued when you establish the SWP and then annually at calendar year-end. You can redeem monthly, quarterly, or semi-annually.

ADDITIONAL CONDITIONS

Telephone Transactions

The Fund will record your telephone instructions. If the Fund does not follow reasonable procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions.

Share Certificates

The Fund no longer issues share certificates. If you are redeeming or exchanging Shares represented by certificates previously issued by the Fund, you must return the certificates with your written redemption or exchange request. For your protection, send your certificates by registered or certified mail, but do not endorse them.

Account and Share Information

CONFIRMATIONS AND ACCOUNT STATEMENTS

You will receive confirmation of purchases, redemptions and exchanges (except for systematic transactions). In addition, you will receive periodic statements reporting all account activity, including systematic transactions, dividends and capital gains paid.

DIVIDENDS AND CAPITAL GAINS

The Fund declares and pays any dividends monthly to shareholders. Dividends are paid to all shareholders invested in the Fund on the record date. The record date is the date on which a shareholder must officially own Shares in order to earn a dividend.

In addition, the Fund pays any capital gains at least annually. Your dividends and capital gains distributions will be automatically reinvested in additional Shares without a sales charge, unless you elect cash payments.

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If you purchase Shares just before the record date for a dividend or capital gain distribution, you will pay the full price for the Shares and then receive a portion of the price back in the form of a taxable distribution, whether or not you reinvest the distribution in Shares. Therefore, you should consider the tax implications of purchasing Shares shortly before the record date for a dividend or capital gain. Contact your investment professional or the Fund for information concerning when dividends and capital gains will be paid.

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ACCOUNTS WITH LOW BALANCES

Due to the high cost of maintaining accounts with low balances, non-retirement accounts may be closed if redemptions or exchanges cause the account balance to fall below the minimum initial investment amount. Before an account is closed, you will be notified and allowed 30 days to purchase additional Shares to meet the minimum.

TAX INFORMATION

The Fund sends an annual statement of your account activity to assist you in completing your federal, state and local tax returns. Fund distributions of dividends and capital gains are taxable to you whether paid in cash or reinvested in the Fund. Dividends are taxable as ordinary income; capital gains are taxable at different rates depending upon the length of time the Fund holds its assets.

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Fund distributions are expected to be primarily dividends. Redemptions and exchanges are taxable sales. Please consult your tax adviser regarding your federal, state and local tax liability.

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Who Manages the Fund?

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The Board of Directors (the "Board") governs the Fund. The Board selects and oversees the Adviser, Federated Investment Management Company. The Adviser manages the Fund's assets, including buying and selling portfolio securities. Federated Advisory Services Company (FASC), an affiliate of the Adviser, provides certain support services to the Adviser. The fee for these services is paid by the Adviser and not by the Fund. The address of the Adviser and FASC is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222-3779.

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The Adviser and other subsidiaries of Federated advise approximately 136 mutual funds and a variety of separate accounts, which totaled approximately $198 billion in assets as of December 31, 2003. Federated was established in 1955 and is one of the largest mutual fund investment managers in the United States with approximately 1,650 employees. More than 5,000 investment professionals make Federated funds available to their customers.

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THE FUND'S PORTFOLIO MANAGERS ARE:

Joseph M. Balestrino

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Joseph M. Balestrino has been the Fund's Portfolio Manager since September 1993. He is Vice President of the Corporation. Mr. Balestrino joined Federated in 1986 and has been a Senior Portfolio Manager and Senior Vice President of the Fund's Adviser since 1998. He was a Portfolio Manager and a Vice President of the Fund's Adviser from 1995 to 1998. Mr. Balestrino served as a Portfolio Manager and an Assistant Vice President of the Adviser from 1993 to 1995. Mr. Balestrino is a Chartered Financial Analyst and received his Master's Degree in Urban and Regional Planning from the University of Pittsburgh.

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Mark E. Durbiano

Mark E. Durbiano has been the Fund's Portfolio Manager since June 1992. Mr. Durbiano joined Federated in 1982 and has been a Senior Portfolio Manager and a Senior Vice President of the Fund's Adviser since 1996. From 1988 through 1995, Mr. Durbiano was a Portfolio Manager and a Vice President of the Fund's Adviser. Mr. Durbiano is a Chartered Financial Analyst and received his M.B.A. in Finance from the University of Pittsburgh.

Christopher J. Smith

Christopher J. Smith has been the Fund's Portfolio Manager since June 2000. Mr. Smith joined Federated in 1995 as a Portfolio Manager and a Vice President of a Federated advisory subsidiary. He has been a Vice President of the Fund's Adviser since 1997. He was an Assistant Vice President of Provident Life & Accident Insurance Company from 1987 through 1994. Mr. Smith is a Chartered Financial Analyst. He received his M.A. in Economics and Finance from the University of Kentucky.

ADVISORY FEES

The Adviser receives an annual investment advisory fee of 0.75% of the Fund's average daily net assets. The Adviser may voluntarily waive a portion of its fee or reimburse the Fund for certain operating expenses.

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Legal Proceedings

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Like many other mutual fund companies, in September 2003, Federated, the parent company of the Federated funds' Adviser and distributor, received detailed requests for information on shareholder trading activities in the Federated funds from the SEC, the New York State Attorney General, and the National Association of Securities Dealers. Federated immediately retained the law firm of Reed Smith LLP to conduct an internal investigation, which is ongoing. Additionally, attorneys from the law firm of Dickstein Shapiro Morin & Oshinsky LLP, independent counsel to the Federated funds, are participating in the investigation and are reporting to the independent directors of the Federated funds on their progress.

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The internal investigation is examining, among other things, circumstances in which it appears that a few Federated fund investors were granted exceptions to Federated's internal procedures for limiting frequent transactions, and that some of these investors made additional investments in other Federated funds. The investigation is also examining instances in which it appears that orders for Federated funds with variable NAVs were placed and accepted after the Federated funds' closing time at 4:00 p.m. Federated is taking steps to ensure that Federated fund shareholder trading policies are adhered to.

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On October 22, 2003, Federated issued a press release that discusses these matters and announces that Federated is committed to taking remedial actions when and as appropriate, including compensating the Federated funds for any detrimental impact these transactions may have had on them. Based upon the progress of the investigation to date, Federated does not have sufficient information regarding these transactions to make a reasonable estimate of the amount, if any, by which the Federated funds have been impacted. The press release is available in the "About Us" section of Federated's website www.federatedinvestors.com, and any future press releases on this subject will also be posted there.

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Shortly after the press release was issued, and notwithstanding Federated's commitment to taking remedial actions, Federated and various Federated funds were named as defendants in several class action lawsuits filed in the United States District Court for the Western District of Pennsylvania seeking damages of unspecified amounts. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. Federated and the Federated funds are reviewing the allegations and will respond appropriately. Additional lawsuits based upon similar allegations may be filed in the future. Although we do not believe that these lawsuits will have a material adverse effect on the Federated funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Federated fund redemptions, reduced sales of Federated fund shares, or other adverse consequences for the Federated funds.

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Financial Information

FINANCIAL HIGHLIGHTS

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The Financial Highlights will help you understand the Fund's financial performance for its past five fiscal years. Some of the information is presented on a per share basis. Total returns represent the rate an investor would have earned (or lost) on an investment in the Fund, assuming reinvestment of any dividends and capital gains.

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This information has been audited by Deloitte & Touche LLP, whose report, along with the Fund's audited financial statements, is included in the Annual Report.

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Financial Highlights -- Class A Shares

(For a Share Outstanding Throughout Each Period)

	Year Ended November 30,			Period Ended	Year Ended October 31,
	2003	2002	2001	11/30/2000 [1]	2000	1999
Net Asset Value, Beginning of Period	$8.49	$8.72	$8.55	$8.65	$9.11	$9.82
Income From Investment Operations:
Net investment income	0.58	0.62 [2]	0.66	0.06	0.69	0.67
Net realized and unrealized gain (loss) on investments	0.55	(0.25)[2]	0.19	(0.10)	(0.44)	(0.70)

TOTAL FROM INVESTMENT OPERATIONS	1.13	0.37	0.85	(0.04)	0.25	(0.03)

Less Distributions:
Distributions from net investment income	(0.58)	(0.60)	(0.68)	(0.06)	(0.71)	(0.68)

Net Asset Value, End of Period	$9.04	$8.49	$8.72	$8.55	$8.65	$9.11

Total Return[3]	13.62%	4.43%	10.24%	(0.46)%	2.81%	(0.35)%

Ratios to Average Net Assets:

Expenses	1.05%	1.06%	1.06%	1.05%[4]	1.05%	1.06%

Net investment income	6.32%	7.13%[2]	7.51%	8.38%[4]	7.85%	7.07%

Expense waiver/reimbursement[5]	0.16%	0.16%	0.17%	0.21%[4]	0.18%	0.16%

Supplemental Data:

Net assets, end of period (000 omitted)	$377,436	$319,597	$232,594	$217,008	$216,101	$249,056

Portfolio turnover	28%	27%	31%	2%	27%	30%

1 The Fund changed its fiscal year-end from October 31 to November 30.

2 Effective December 1, 2001, the Fund adopted the provisions of the American Institute of Certified Public Accountants (AICPA) Audit and Accounting Guide for Investment Companies and began accreting discount/amortizing premium on long-term debt securities. The effect of this change for the fiscal year ended November 30, 2002, was to decrease net investment income per share by $0.01, increase net realized and unrealized gain (loss) per share by $0.01 and decrease the ratio of net investment income to average net assets from 7.26% to 7.13%. Per share, ratios and supplemental data for periods to November 30, 2002 have not been restated to reflect this change in presentation.

3 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

4 Computed on an annualized basis.

5 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

Further information about the Fund's performance is contained in the Fund's Annual Report, dated November 30, 2003, which can be obtained free of charge.

Financial Highlights -- Class B Shares

(For a Share Outstanding Throughout Each Period)

	Year Ended November 30,			Period Ended	Year Ended October 31,
	2003	2002	2001	11/30/2000 [1]	2000	1999
Net Asset Value, Beginning of Period	$8.51	$8.74	$8.57	$8.66	$9.12	$9.83
Income From Investment Operations:
Net investment income	0.51	0.55 [2]	0.60	0.05	0.63	0.60
Net realized and unrealized gain (loss) on investments	0.55	(0.25)[2]	0.18	(0.09)	(0.45)	(0.70)

TOTAL FROM INVESTMENT OPERATIONS	1.06	0.30	0.78	(0.04)	0.18	(0.10)

Less Distributions:
Distributions from net investment income	(0.51)	(0.53)	(0.61)	(0.05)	(0.64)	(0.61)

Net Asset Value, End of Period	$9.06	$8.51	$8.74	$8.57	$8.66	$9.12

Total Return[3]	12.69%	3.60%	9.35%	(0.42)%	2.02%	(1.11)%

Ratios to Average Net Assets:

Expenses	1.85%	1.86%	1.86%	1.85%[4]	1.85%	1.86%

Net investment income	5.52%	6.33%[2]	6.70%	7.56%[4]	7.05%	6.27%

Expense waiver/reimbursement[5]	0.11%	0.11%	0.12%	0.16%[4]	0.13%	0.11%

Supplemental Data:

Net assets, end of period (000 omitted)	$480,042	$426,299	$380,016	$286,738	$288,505	$345,034

Portfolio turnover	28%	27%	31%	2%	27%	30%

1 The Fund changed its fiscal year-end from October 31 to November 30.

2 Effective December 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting discount/amortizing premium on long-term debt securities. The effect of this change for the fiscal year ended November 30, 2002 was to decrease net investment income per share by $0.01, increase net realized and unrealized gain (loss) per share by $0.01, and decrease the ratio of net investment income to average net assets from 6.46% to 6.33%. Per share, ratios and supplemental data for periods prior to November 30, 2002 have not been restated to reflect this change in presentation.

3 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

4 Computed on an annualized basis.

5 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

Further information about the Fund's performance is contained in the Fund's Annual Report, dated November 30, 2003, which can be obtained free of charge.

Financial Highlights -- Class C Shares

(For a Share Outstanding Throughout Each Period)

	Year Ended November 30,			Period Ended	Year Ended October 31,
	2003	2002	2001	11/30/2000 [1]	2000	1999
Net Asset Value, Beginning of Period	$8.52	$8.74	$8.57	$8.66	$9.12	$9.83
Income From Investment Operations:
Net investment income	0.51	0.54 [2]	0.60	0.05	0.63	0.60
Net realized and unrealized gain (loss) on investments	0.55	(0.23)[2]	0.18	(0.09)	(0.45)	(0.70)

TOTAL FROM INVESTMENT OPERATIONS	1.06	0.31	0.78	(0.04)	0.18	(0.10)

Less Distributions:
Distributions from net investment income	(0.51)	(0.53)	(0.61)	(0.05)	(0.64)	(0.61)

Net Asset Value, End of Period	$9.07	$8.52	$8.74	$8.57	$8.66	$9.12

Total Return[3]	12.68%	3.70%	9.33%	(0.42)%	2.02%	(1.11)%

Ratios to Average Net Assets:

Expenses	1.85%	1.86%	1.86%	1.85%[4]	1.85%	1.86%

Net investment income	5.52%	6.33%[2]	6.70%	7.56%[4]	7.04%	6.27%

Expense waiver/reimbursement[5]	0.11%	0.11%	0.12%	0.16%[4]	0.13%	0.11%

Supplemental Data:

Net assets, end of period (000 omitted)	$91,905	$77,272	$82,973	$74,250	$75,821	$92,875

Portfolio turnover	28%	27%	31%	2%	27%	30%

1 The Fund changed its fiscal year-end from October 31 to November 30.

2 Effective December 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting discount/amortizing premium on long-term debt securities. The effect of this change for the fiscal year ended November 30, 2002 was to decrease net investment income per share by $0.01, increase net realized and unrealized gain (loss) per share by $0.01, and decrease the ratio of net investment income to average net assets from 6.46% to 6.33%. Per share, ratios and supplemental data for periods prior to November 30, 2002 have not been restated to reflect this change in presentation.

3 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

4 Computed on an annualized basis.

5 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

Further information about the Fund's performance is contained in the Fund's Annual Report, dated November 30, 2003, which can be obtained free of charge.

Financial Highlights -- Class F Shares

(For a Share Outstanding Throughout Each Period)

	Year Ended November 30,			Period Ended	Year Ended October 31,
	2003	2002	2001	11/30/2000 [1]	2000	1999
Net Asset Value, Beginning of Period	$8.52	$8.75	$8.57	$8.67	$9.12	$9.83
Income From Investment Operations:
Net investment income	0.57	0.61 [2]	0.66	0.06	0.70	0.67
Net realized and unrealized gain (loss) on investments	0.55	(0.24)[2]	0.20	(0.10)	(0.44)	(0.70)

TOTAL FROM INVESTMENT OPERATIONS	1.12	0.37	0.86	(0.04)	0.26	(0.03)

Less Distributions:
Distributions from net investment income	(0.57)	(0.60)	(0.68)	(0.06)	(0.71)	(0.68)

Net Asset Value, End of Period	$9.07	$8.52	$8.75	$8.57	$8.67	$9.12

Total Return[3]	13.53%	4.39%	10.30%	(0.46)%	2.92%	(0.35)%

Ratios to Average Net Assets:

Expenses	1.08%	1.09%	1.09%	1.08%[4]	1.08%	1.09%

Net investment income	6.28%	7.10%[2]	7.48%	8.33%[4]	7.82%	7.02%

Expense waiver/reimbursement[5]	0.13%	0.13%	0.14%	0.18%[4]	0.15%	0.13%

Supplemental Data:

Net assets, end of period (000 omitted)	$246,014	$252,905	$301,788	$306,621	$313,811	$375,902

Portfolio turnover	28%	27%	31%	2%	27%	30%

1 The Fund changed its fiscal year-end from October 31 to November 30.

2 Effective December 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting discount/amortizing premium on long-term debt securities. The effect of this change for the fiscal year ended November 30, 2002 was to decrease net investment income per share by $0.01, increase net realized and unrealized gain (loss) per share by $0.01, and decrease the ratio of net investment income to average net assets from 7.23% to 7.10%. Per share, ratios and supplemental data for periods prior to November 30, 2002 have not been restated to reflect this change in presentation.

3 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

4 Computed on an annualized basis.

5 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

Further information about the Fund's performance is contained in the Fund's Annual Report, dated November 30, 2003, which can be obtained free of charge.


A Statement of Additional Information (SAI) dated January 31, 2004, is incorporated by reference into this prospectus. Additional information about the Fund and its investments is contained in the Fund's SAI and Annual and Semi-Annual Reports to shareholders as they become available. The Annual Report's Management's Discussion of Fund Performance discusses market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year. To obtain the SAI, Annual Report, Semi-Annual Report and other information without charge, and to make inquiries, call your investment professional or the Fund at 1-800-341-7400.



These documents, as well as additional information about the Fund (including portfolio holdings, performance and distributions), are also available on Federated's Internet site at www.federatedinvestors.com.


You can obtain information about the Fund (including the SAI) by writing to or visiting the SEC's Public Reference Room in Washington, DC. You may also access Fund information from the EDGAR Database on the SEC's Internet site at http://www.sec.gov. You can purchase copies of this information by contacting the SEC by email at publicinfo@sec.gov or by writing to the SEC's Public Reference Section, Washington, DC 20549-0102. Call 1-202-942-8090 for information on the Public Reference Room's operations and copying fees.

Federated Investors
World-Class Investment Manager

Federated Bond Fund
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
www.federatedinvestors.com

Contact us at 1-800-341-7400 or
www.federatedinvestors.com/contact

Federated Securities Corp., Distributor

Investment Company Act File No. 811-07021

Federated is a registered mark of Federated Investors, Inc. 2004 ©Federated Investors, Inc.

Cusip 31420F103
Cusip 31420F202
Cusip 31420F301
Cusip 31420F400

28141 (1/04)

FEDERATED BOND FUND
A Portfolio of Federated Investment Series Funds, Inc.

Statement of Additional Information

January 31, 2004

Class A Shares
Class B Shares
Class C Shares
Class F Shares

This Statement of Additional Information (SAI) is not a prospectus.  Read this SAI in conjunction with the prospectus for Federated Bond Fund
(Fund), dated January 31, 2004.  This SAI incorporates by reference the
Fund's Annual Report. Obtain the prospectus or the Annual Report without charge by calling 1-800-341-7400.


                                    Contents
                                    How is the Fund Organized?
                                    Securities in Which the Fund Invests
                                    What do Shares Cost?
                                    How is the Fund Sold?
                                    Exchanging Securities for Shares
                                    Subaccounting Services
                                    Redemption in Kind
                                    Account and Share Information
                                    Tax Information
                                    Who Manages and Provides Services to
                                    the Fund?
                                    How Does the Fund Measure Performance?
                                    Who is Federated Investors, Inc.?
                                    Investment Ratings
                                    Addresses
2041304B (1/04)

HOW IS THE FUND ORGANIZED?

The Fund is a diversified portfolio of Federated Investment Series Funds,
Inc. (Corporation).  The Corporation is an open-end, management investment company that was established under the laws of the State of Maryland on
May 19, 1992.  The Corporation may offer separate series of shares representing interests in separate portfolios of securities.

The Board of Directors (the Board) has established four classes of shares of the Fund, known as Class A Shares, Class B Shares, Class C Shares and
Class F Shares (Shares).  This SAI relates to all classes of Shares.  The
Fund's investment adviser is Federated Investment Management Company
(Adviser).

SECURITIES IN WHICH THE FUND INVESTS

In pursuing its investment strategy, the Fund may invest in the following securities for any purpose that is consistent with its investment objective.

SECURITIES DESCRIPTIONS AND TECHNIQUES

Fixed Income Securities
Fixed income  securities  pay  interest,  dividends or  distributions  at a specified  rate.  The rate may be a fixed  percentage  of the  principal or adjusted  periodically.  In addition, the issuer of a fixed income security must  repay  the  principal  amount  of the  security,  normally  within  a specified time.  Fixed income  securities  provide more regular income than equity  securities.  However,  the returns on fixed income  securities  are limited and  normally do not  increase  with the  issuer's  earnings.  This limits the potential  appreciation  of fixed income  securities as compared to equity securities.

  A security's yield measures the annual income earned on a security as a percentage of its price. A security's yield will increase or decrease depending upon whether it costs less (a discount) or more (a premium) than the principal amount. If the issuer may redeem the security before its scheduled maturity, the price and yield on a discount or premium security may change based upon the probability of an early redemption. Securities with higher risks generally have higher yields.
  The following describes the types of fixed income securities in which the Fund invests.
TREASURY SECURITIES
Treasury  securities are direct  obligations  of the federal  government of the United States.  Treasury  securities  are generally  regarded as having the lowest credit risks.

AGENCY SECURITIES

Agency  securities  are issued or guaranteed  by a federal  agency or other government  sponsored  entity acting under federal  authority (a GSE).  The
United  States  supports  some GSEs with its full faith and  credit.  Other
GSEs receive support through federal subsidies,  loans or other benefits. A few GSEs have no explicit  financial  support,  but are  regarded as having implied support because the federal  government  sponsors their activities.
Agency  securities are generally  regarded as having low credit risks,  but not as low as treasury securities.

  The Fund treats mortgage backed securities guaranteed by GSEs as agency securities. Although a GSE guarantee protects against credit risks, it does not reduce the market and prepayment risks of these mortgage backed securities.
CORPORATE DEBT SECURITIES
Corporate   debt   securities  are  fixed  income   securities   issued  by
businesses.  Notes,  bonds,  debentures and  commercial  paper are the most prevalent  types of corporate debt  securities.  The Fund may also purchase interests in bank loans to  companies.  The credit risks of corporate  debt securities vary widely among issuers.

  In addition, the credit risk of an issuer's debt security may vary based on its priority for repayment. For example, higher ranking (senior) debt securities have a higher priority than lower ranking (subordinated)
securities. This means that the issuer might not make payments on subordinated securities while continuing to make payments on senior securities. In addition, in the event of bankruptcy, holders of senior securities may receive amounts otherwise payable to the holders of subordinated securities. Some subordinated securities, such as trust preferred and capital securities notes, also permit the issuer to defer payments under certain circumstances. For example, insurance companies issue securities known as surplus notes that permit the insurance company to defer any payment that would reduce its capital below regulatory requirements.
COMMERCIAL PAPER
Commercial  paper is an  issuer's  obligation  with a maturity of less than nine months.  Companies typically issue commercial paper to pay for current expenditures.  Most issuers  constantly  reissue their commercial paper and use the proceeds  (or bank loans) to repay  maturing  paper.  If the issuer cannot continue to obtain  liquidity in this fashion,  its commercial paper may  default.  The short  maturity of  commercial  paper  reduces  both the market and credit  risks as compared to other debt  securities  of the same issuer.

Demand Instruments
Demand  instruments  are  corporate  debt  securities  that the issuer must repay upon demand.  Other demand instruments require a third party, such as a dealer or bank,  to  repurchase  the  security  for its face  value  upon demand. The Fund treats demand instruments as short-term  securities,  even though their stated maturity may extend beyond one year.

MUNICIPAL SECURITIES
Municipal  securities  are  issued by  states,  counties,  cities and other political subdivisions and authorities.  Although many municipal securities are  exempt  from  federal  income  tax,  the Fund may  invest  in  taxable municipal  securities.  As a matter of operating  policy,  the lowest rated municipal debt  obligations in which the Fund will invest will be rated BBB or better by an NRSRO,  or which are of comparable  quality in the judgment of the Fund's Adviser.

Mortgage Backed Securities
The Fund may invest in mortgage  backed  securities  primarily by investing
in  another   investment  company  (which  is  not  available  for  general investment  by the public) that owns those  securities  and that is advised by an affiliate of the Adviser.  This other  investment  company is managed
independently  of  the  Fund  and  may  incur   additional   administrative
expenses.  Therefore,  any such  investment  by the Fund may be  subject to duplicate  expenses.  However,  the Adviser  believes that the benefits and efficiencies  of this approach  should  outweigh the  potential  additional expenses. The Fund may also invest in such securities directly.

  Mortgage backed securities represent interests in pools of mortgages.
The mortgages that comprise a pool normally have similar interest rates, maturities and other terms. Mortgages may have fixed or adjustable interest rates. Interests in pools of adjustable rate mortgages are known as ARMs.
  Mortgage backed securities come in a variety of forms. Many have extremely complicated terms. The simplest form of mortgage backed securities are pass-through certificates. An issuer of pass-through certificates gathers monthly payments from an underlying pool of mortgages. Then, the issuer deducts its fees and expenses and passes the balance of the payments onto the certificate holders once a month. Holders of pass-through certificates receive a pro rata share of all payments and pre-payments from the underlying mortgages. As a result, the holders assume all the prepayment risks of the underlying mortgages.
COLLATERALIZED MORTGAGE OBLIGATIONS (CMOs)
CMOs,  including  interests  in real estate  mortgage  investment  conduits
(REMICs),   allocate   payments   and   prepayments   from  an   underlying
pass-through  certificate  among  holders of different  classes of mortgage backed  securities.  This creates  different  prepayment  and interest rate risks for each CMO class.  All CMOs  purchased  by the Fund are  investment grade, as rated by an NRSRO.

SEQUENTIAL CMOS
In a sequential pay CMO, one class of CMOs receives all principal  payments and  prepayments.  The next class of CMOs receives all  principal  payments after  the  first  class  is  paid  off.  This  process  repeats  for  each sequential  class of CMO. As a result,  each class of  sequential  pay CMOs reduces the prepayment risks of subsequent classes.

PACS, TACS AND COMPANION CLASSES
More  sophisticated  CMOs include planned  amortization  classes (PACs) and targeted  amortization  classes  (TACs).  PACs  and TACs  are  issued  with
companion   classes.   PACs  and  TACs  receive   principal   payments  and
prepayments at a specified rate. The companion  classes  receive  principal payments and  prepayments  in excess of the  specified  rate.  In addition,
PACs will receive the companion  classes' share of principal  payments,  if necessary,  to cover a shortfall in the  prepayment  rate.  This helps PACs and TACs to  control  prepayment  risks by  increasing  the  risks to their companion classes.

IOS AND POS
CMOs may allocate  interest  payments to one class  (Interest  Only or IOs)
and  principal  payments  to another  class  (Principal  Only or POs).  POs increase  in  value  when  prepayment  rates  increase.  In  contrast,  IOs decrease  in  value  when  prepayments  increase,  because  the  underlying mortgages  generate less interest payments.  However,  IOs tend to increase in value when interest rates rise (and prepayments decrease),  making IOs a useful hedge against interest rate risks.

FLOATERS AND INVERSE FLOATERS
Another variant  allocates  interest  payments between two classes of CMOs.
One class  (Floaters)  receives a share of interest  payments  based upon a market index such as LIBOR.  The other class  (Inverse  Floaters)  receives any remaining  interest  payments from the  underlying  mortgages.  Floater
classes   receive  more  interest  (and  Inverse  Floater  classes  receive
correspondingly   less  interest)  as  interest  rates  rise.  This  shifts
prepayment and interest rate risks from the Floater to the Inverse  Floater class,  reducing the price  volatility of the Floater class and  increasing the price volatility of the Inverse Floater class.

Z CLASSES AND RESIDUAL CLASSES
CMOs must allocate all payments  received from the underlying  mortgages to some class.  To capture any  unallocated  payments,  CMOs generally have an accrual  (Z)  class.  Z  classes  do not  receive  any  payments  from  the underlying  mortgages  until all other CMO classes have been paid off. Once
this   happens,   holders  of  Z  class  CMOs   receive  all  payments  and
prepayments.  Similarly,  REMICs have residual  interests  that receive any mortgage payments not allocated to another REMIC class.

  The degree of increased or decreased prepayment risks depends upon the structure of the CMOs. However, the actual returns on any type of mortgage backed security depend upon the performance of the underlying pool of mortgages, which no one can predict and will vary among pools.

Asset Backed Securities
Asset backed  securities are payable from pools of  obligations  other than mortgages.  Most asset backed  securities  involve  consumer or  commercial debts with maturities of less than ten years.  However,  almost any type of fixed income assets  (including other fixed income  securities) may be used to create an asset backed  security.  Asset backed  securities may take the form of  commercial  paper,  notes,  or pass  through  certificates.  Asset
backed   securities  have  prepayment   risks.   Like  CMOs,  asset  backed
securities may be structured like Floaters, Inverse Floaters, IOs and POs.

BANK INSTRUMENTS
Bank instruments are unsecured  interest bearing deposits with banks.  Bank instruments include bank accounts,  time deposits,  certificates of deposit and  banker's  acceptances.  Yankee  instruments  are  denominated  in U.S.
dollars  and  issued  by  U.S.   branches  of  foreign  banks.   Eurodollar
instruments  are  denominated  in  U.S.  dollars  and  issued  by  non-U.S.
branches of U.S. or foreign banks.  The total  acceptances of any bank held by the Fund cannot exceed 0.25% of such bank's total deposits  according to the bank's last  published  statement  of condition  preceding  the date of acceptance.

ZERO COUPON SECURITIES
Zero  coupon  securities  do not pay  interest  or  principal  until  final maturity unlike debt securities that provide periodic  payments of interest
(referred to as a coupon payment).  Investors buy zero coupon securities at a price below the amount payable at maturity.  The  difference  between the purchase price and the amount paid at maturity  represents  interest on the zero  coupon  security.  Investors  must wait  until  maturity  to  receive interest and principal,  which increases the interest rate and credit risks of a zero coupon security.

  There are many forms of zero coupon securities. Some are issued at a discount and are referred to as zero coupon or capital appreciation bonds.
Others are created from interest bearing bonds by separating the right to receive the bond's coupon payments from the right to receive the bond's principal due at maturity, a process known as coupon stripping. Treasury
STRIPs, IOs and POs are the most common forms of stripped zero coupon securities. In addition, some securities give the issuer the option to deliver additional securities in place of cash interest payments, thereby increasing the amount payable at maturity. These are referred to as pay-in-kind or PIK securities.

Equity Securities
Equity  securities  represent a share of an issuer's  earnings  and assets, after the issuer pays its  liabilities.  The Fund cannot predict the income it will receive  from equity  securities  because  issuers  generally  have discretion  as to the payment of any dividends or  distributions.  However, equity  securities offer greater potential for appreciation than many other types of securities,  because their value increases directly with the value of the  issuer's  business.  Generally,  less  than 10% of the value of the
Fund's total assets will be invested in equity securities.  The Adviser may choose to exceed this 10% limitation if unusual market  conditions  suggest such  investments  represent  a  better  opportunity  to reach  the  Fund's
investment   objective.   The  following  describes  the  types  of  equity
securities in which the Fund invests.

COMMON STOCKS
Common  stocks  are the most  prevalent  type of  equity  security.  Common stocks  receive the issuer's  earnings  after the issuer pays its creditors and  any  preferred  stockholders.  As a  result,  changes  in an  issuer's earnings directly influence the value of its common stock.

PREFERRED STOCKS
Preferred  stocks  have  the  right  to  receive  specified   dividends  or
distributions  before the issuer makes  payments on its common stock.  Some preferred  stocks also participate in dividends and  distributions  paid on common  stock.  Preferred  stocks may also  permit the issuer to redeem the stock.  The Fund will  treat  such  redeemable  preferred  stock as a fixed income security.

INTERESTS IN OTHER LIMITED LIABILITY COMPANIES
Entities  such  as  limited  partnerships,   limited  liability  companies,
business  trusts and  companies  organized  outside  the United  States may issue securities comparable to common or preferred stock.

REAL ESTATE INVESTMENT TRUSTS (REITS)
REITs are real estate  investment  trusts  that lease,  operate and finance commercial real estate.  REITs are exempt from federal corporate income tax if they limit their  operations and distribute  most of their income.  Such tax  requirements  limit a REIT's  ability  to  respond  to  changes in the commercial real estate market.

Warrants
Warrants give the Fund the option to buy the issuer's equity  securities at a specified  price (the  exercise  price) at a  specified  future date (the expiration date). The Fund may buy the designated  securities by paying the exercise price before the expiration  date.  Warrants may become  worthless if the price of the stock  does not rise  above the  exercise  price by the expiration  date.  This  increases the market risks of warrants as compared to the  underlying  security.  Rights  are  the  same as  warrants,  except companies typically issue rights to existing stockholders.

Convertible Securities
Convertible  securities are fixed income  securities  that the Fund has the option to exchange for equity  securities at a specified  conversion price.
The  option  allows the Fund to  realize  additional  returns if the market price of the equity  securities  exceeds the conversion price. For example, the Fund may hold fixed income  securities that are convertible into shares of common  stock at a  conversion  price of $10 per  share.  If the  market value of the shares of common stock  reached $12, the Fund could realize an additional $2 per share by converting its fixed income securities.

  Convertible securities have lower yields than comparable fixed income securities. In addition, at the time a convertible security is issued the conversion price exceeds the market value of the underlying equity securities. Thus, convertible securities may provide lower returns than non-convertible fixed income securities or equity securities depending upon changes in the price of the underlying equity securities. However, convertible securities permit the Fund to realize some of the potential appreciation of the underlying equity securities with less risk of losing its initial investment.
  The Fund treats convertible securities as both fixed income and equity securities for purposes of its investment policies and limitations, because of their unique characteristics.
  The Fund does not limit convertible securities by rating, and there is no minimal acceptance rating for a convertible security to be purchased or held in the Fund. Therefore, the Fund invests in convertible securities irrespective of their ratings. This could result in the Fund purchasing and holding, without limit, convertible securities rated below investment grade by an NRSRO.

Foreign Securities
Foreign  securities  are  securities  of issuers  based  outside the United
States.  The Fund considers an issuer to be based outside the United States if:

o     it is organized under the laws of, or has a principal office located in, another country;

o     the principal trading market for its securities is in another country; or

o     it (or its subsidiaries) derived in its most current fiscal year at least 50% of its total assets, capitalization, gross revenue or profit from goods produced, services performed, or sales made in another country.

Foreign securities are primarily  denominated in foreign currencies.  Along with the risks  normally  associated  with domestic  securities of the same type,  foreign  securities  are  subject  to  currency  risks  and risks of foreign  investing.  Trading in certain  foreign markets is also subject to liquidity risks.

DEPOSITARY RECEIPTS
Depositary receipts represent interests in underlying  securities issued by a foreign  company.  Depositary  receipts are not traded in the same market as the underlying  security.  The foreign  securities  underlying  American
Depositary  Receipts (ADRs) are traded in the United States. ADRs provide a way to buy shares of foreign-  based  companies in the United States rather
than  in  overseas   markets.   ADRs  are  also  traded  in  U.S.  dollars,
eliminating  the  need  for  foreign  exchange  transactions.  The  foreign
securities   underlying  European   Depositary   Receipts  (EDRs),   Global
Depositary  Receipts (GDRs), and International  Depositary Receipts (IDRs),
are traded  globally  or outside  the United  States.  Depositary  receipts
involve  many  of  the  same  risks  of   investing   directly  in  foreign
securities, including currency risks and risks of foreign investing.

FOREIGN EXCHANGE CONTRACTS
In order to convert U.S.  dollars into the currency needed to buy a foreign security,  or to  convert  foreign  currency  received  from  the sale of a foreign security into U.S.  dollars,  the Fund may enter into spot currency trades.  In a spot  trade,  the Fund agrees to exchange  one  currency  for another  at the  current  exchange  rate.  The  Fund may  also  enter  into derivative  contracts in which a foreign  currency is an underlying  asset.
The exchange rate for currency derivative  contracts may be higher or lower than  the  spot  exchange  rate.  Use of  these  derivative  contracts  may increase or decrease the Fund's exposure to currency risks.

FOREIGN GOVERNMENT SECURITIES
Foreign government  securities generally consist of fixed income securities
supported  by  national,   state  or  provincial   governments  or  similar
political  subdivisions.  Foreign  government  securities also include debt obligations of supranational entities, such as international  organizations
designed  or  supported  by  governmental   entities  to  promote  economic
reconstruction  or  development,  international  banking  institutions  and related  government  agencies.  Examples  of  these  include,  but  are not limited to, the International  Bank for Reconstruction and Development (the
World Bank), the Asian Development  Bank, the European  Investment Bank and
the Inter-American Development Bank.

  Foreign government securities also include fixed income securities of quasi-governmental agencies that are either issued by entities owned by a national, state or equivalent government or are obligations of a political unit that are not backed by the national government's full faith and credit. Further, foreign government securities include mortgage-related securities issued or guaranteed by national, state or provincial governmental instrumentalities, including quasi-governmental agencies.
  The Fund reserves the right to invest up to 25% of its total assets in fixed income securities of foreign governmental units located within an individual foreign nation.

Hedging
Hedging  transactions  are intended to reduce specific risks.  For example, to protect the Fund against  circumstances  that would  normally  cause the
Fund's  portfolio  securities to decline in value, the Fund may buy or sell a derivative  contract that would normally increase in value under the same circumstances.  The Fund may also attempt to hedge by using combinations of different derivatives  contracts,  or derivatives contracts and securities.
The Fund's ability to hedge may be limited by the costs of the  derivatives contracts.  The Fund may  attempt to lower the cost of hedging by  entering
into   transactions  that  provide  only  limited   protection,   including
transactions  that (1)  hedge  only a  portion  of its  portfolio,  (2) use derivatives  contracts  that cover a narrow range of  circumstances  or (3)
involve  the  sale  of  derivatives   contracts   with   different   terms.
Consequently,  hedging  transactions  will not eliminate  risk even if they
work  as  intended.   In  addition,   hedging  strategies  are  not  always
successful, and could result in increased expenses and losses to the Fund.

Derivative Contracts
Derivative contracts are financial  instruments that require payments based upon  changes  in the  values of  designated  (or  underlying)  securities,
currencies,   commodities,   financial   indices  or  other  assets.   Some
derivative  contracts  (such as  futures,  forwards  and  options)  require payments relating to a future trade involving the underlying  asset.  Other derivative  contracts  (such as swaps)  require  payments  relating  to the income  or  returns  from  the  underlying  asset.  The  other  party  to a derivative contract is referred to as a counterparty.

  Many derivative contracts are traded on securities or commodities exchanges. In this case, the exchange sets all the terms of the contract except for the price. Investors make payments due under their contracts through the exchange. Most exchanges require investors to maintain margin accounts through their brokers to cover their potential obligations to the exchange. Parties to the contract make (or collect) daily payments to the margin accounts to reflect losses (or gains) in the value of their contracts. This protects investors against potential defaults by the counterparty. Trading contracts on an exchange also allows investors to close out their contracts by entering into offsetting contracts.
  For example, the Fund could close out an open contract to buy an asset at a future date by entering into an offsetting contract to sell the same asset on the same date. If the offsetting sale price is more than the original purchase price, the Fund realizes a gain; if it is less, the Fund realizes a loss. Exchanges may limit the amount of open contracts permitted at any one time. Such limits may prevent the Fund from closing out a position. If this happens, the Fund will be required to keep the contract open (even if it is losing money on the contract), and to make any payments required under the contract (even if it has to sell portfolio securities at unfavorable prices to do so).  Inability to close out a contract could also harm the Fund by preventing it from disposing of or trading any assets it has been using to secure its obligations under the contract.
  The Fund may also trade derivative contracts over-the-counter (OTC) in transactions negotiated directly between the Fund and the counterparty.
OTC contracts do not necessarily have standard terms, so they cannot be directly offset with other OTC contracts. In addition, OTC contracts with more specialized terms may be more difficult to price than exchange traded contracts.
  Depending upon how the Fund uses derivative contracts and the relationships between the market value of a derivative contract and the underlying asset, derivative contracts may increase or decrease the Fund's exposure to interest rate and currency risks, and may also expose the Fund to liquidity and leverage risks. OTC contracts also expose the Fund to credit risks in the event that a counterparty defaults on the contract.
  The Fund may trade in the following types of derivative contracts:


  Futures Contracts
  Futures  contracts  provide for the future sale by one party and purchase by  another  party of a  specified  amount  of an  underlying  asset at a specified  price,  date,  and time.  Entering  into a contract  to buy an underlying asset is commonly  referred to as buying a contract or holding a long  position  in the  asset.  Entering  into a  contract  to  sell an underlying  asset is  commonly  referred  to as  selling  a  contract  or holding a short position in the asset.  Futures  contracts are considered to be commodity  contracts.  The Fund has claimed an  exclusion  from the definition  of the term  "commodity  pool  operator"  under the Commodity
  Exchange  Act  and,   therefore,   is  not  subject  to  registration  or
  regulation  as  a  commodity  pool  operator  under  that  Act.   Futures
  contracts  traded OTC are  frequently  referred to as forward  contracts.
  The Fund can buy or sell  financial  futures,  index  futures and foreign currency forward contracts.

  Options
  Options are rights to buy or sell an underlying  asset or instrument  for a  specified  price  (the  exercise  price)  during,  or at the end of, a specified  period.  The  seller  (or  writer)  of the  option  receives a payment,  or premium,  from the buyer,  which the writer keeps regardless of whether the buyer uses (or  exercises)  the option.  Options can trade on  exchanges  or in the OTC  market  and may be bought or sold on a wide
  variety  of  underlying  assets  or  instruments,   including   financial
  indices,  individual securities,  and other derivative instruments,  such as futures  contracts.  Options  that are  written  on futures  contracts will be  subject  to margin  requirements  similar  to those  applied  to futures contracts.

  Call Options

  A call option  gives the holder  (buyer) the right to buy the  underlying asset  from the  seller  (writer)  of the  option.  The Fund may use call options in the following ways:

o     Buy call options on indices,  individual  securities,  index futures, currencies  (both foreign and U.S.  dollar) and  financial  futures in anticipation  of an increase in the value of the  underlying  asset or instrument; and

o     Write call options on indices,  portfolio securities,  index futures, currencies  (both foreign and U.S.  dollar) and  financial  futures to generate  income from premiums,  and in  anticipation of a decrease or only  limited  increase  in the value of the  underlying  asset.  If a call written by the Fund is exercised,  the Fund foregoes any possible profit from an increase in the market  price of the  underlying  asset over the exercise price plus the premium received.

  Put Options

  A put option gives the holder the right to sell the  underlying  asset to the writer of the option.  The Fund may use put options in the  following ways:

o     Buy put options on indices, individual securities, index futures, currencies (both foreign and U.S. dollar) and financial futures in anticipation of a decrease in the value of the underlying asset; and
o     Write put options on indices, portfolio securities, index futures, currencies (both foreign and U.S. dollar) and financial futures to generate income from premiums, and in anticipation of an increase or only limited decrease in the value of the underlying asset.  In writing puts, there is a risk that the Fund may be required to take delivery of the underlying asset when its current market price is lower than the exercise price.
The Fund may also buy or write options, as needed, to close out existing option positions.

Swaps
Swaps are contracts in which two parties agree to pay each other (swap)
the returns derived from underlying assets with differing characteristics.
Most swaps do not involve the delivery of the underlying assets by either party, and the parties might not own the assets underlying the swap. The payments are usually made on a net basis so that, on any given day, the
Fund would receive (or pay) only the amount by which its payment under the contract is less than (or exceeds) the amount of the other party's payment. Swap agreements are sophisticated instruments that can take many different forms, and are known by a variety of names including caps, floors, and collars. Common swap agreements that the Fund may use include:
INTEREST RATE SWAPS
Interest  rate  swaps  are  contracts  in which  one  party  agrees to make regular payments equal to a fixed or floating  interest rate times a stated
principal amount of fixed income  securities,  in return for payments equal to a different fixed or floating rate times the same principal amount,  for a specific period.  For example, a $10 million LIBOR swap would require one party to pay the equivalent of the London  Interbank Offer Rate of interest
(which  fluctuates)  on $10 million  principal  amount in exchange  for the right to receive the  equivalent  of a stated fixed rate of interest on $10 million principal amount.

Total Rate of Return Swaps

Total rate of return swaps are contracts in which one party agrees to make payments of the total return from the underlying asset during the specified period, in return for payments equal to a fixed or floating rate of interest or the total return from another underlying asset.

Credit Default Swaps

Credit default swaps are agreements between two parties whereby one party
(the "Protection Buyer") agrees to make regular payments over the term of the agreement to another party (the "Protection Seller"), provided that no designated event of default on an underlying reference obligation has occurred.  If an event of default occurs, the Protection Seller must pay the Protection Buyer the full notional value, or "par value," of the reference obligation in exchange for the reference obligation.  The Fund may be either the Protection Buyer or the Protection Seller in a credit default swap.  If the Fund is a Protection Buyer and no event of default occurs, the Fund will lose its entire investment in the swap agreement
(i.e., an amount equal to the payments made to the Protection Seller).
However, if an event of default occurs, the Fund (as Protection Buyer)
will deliver the underlying reference obligation and receive a payment equal to the full notional value of the reference asset, even though the reference asset may have little or no value.  If the Fund is the
Protection Seller and no default occurs, then the Fund will receive a fixed rate of income throughout the term of the agreement.  However, if an event of default occurs, the Fund (as Protection Seller) will pay the
Protection Buyer the full notional value of the reference obligation and receive the underlying reference obligation. Credit default swaps involve greater risks than if the Fund invested directly in the reference obligation.

CAPS AND FLOORS
Caps and Floors are  contracts in which one party  agrees to make  payments only if an  interest  rate or index  goes  above  (Cap) or below  (Floor) a certain level in return for a fee from the other party.

Hybrid Instruments
Hybrid instruments  combine elements of derivative  contracts with those of another security  (typically a fixed income security).  All or a portion of the interest or principal  payable on a hybrid  security is  determined  by reference  to changes in the price of an  underlying  asset or by reference to another  benchmark (such as interest rates,  currency  exchange rates or indices).  Hybrid  instruments  also include  convertible  securities  with conversion terms related to an underlying asset or benchmark.  The risks of investing  in  hybrid  instruments  reflect a  combination  of the risks of investing in securities,  options, futures and currencies,  and depend upon the terms of the  instrument.  Thus, an  investment in a hybrid  instrument
may  entail   significant  risks  in  addition  to  those  associated  with traditional fixed income or convertible securities.  Hybrid instruments are also  potentially  more volatile and carry greater interest rate risks than traditional  instruments.  Moreover,  depending  on  the  structure  of the particular  hybrid,  it may  expose  the  Fund to  leverage  risks or carry liquidity risks.

Credit Linked Notes
A credit linked note ("CLN") is a type of hybrid instrument in which a special purpose entity issues a structured note that is intended to replicate a corporate bond or a portfolio of corporate bonds.  The purchaser of the CLN (the "Note Purchaser") invests a par amount and receives a payment during the term of the note that equals a fixed or floating rate of interest equivalent  to a high rated funded asset (such as a bank CD) plus an additional premium that relates to taking on the credit risk of a reference obligation.  Upon maturity, the Note Purchaser will receive a payment equal to (i) the original par amount paid to the
Note Seller, if there is not event of default with respect to the reference obligation or (ii) the value of the underlying reference asset, if a designated event of default or restructuring of the reference obligation has occurred.  Depending upon the terms of the CLN, it is also possible that the Note Purchaser may be required to take physical delivery of any defaulted reference obligation.

Special Transactions

Repurchase Agreements
Repurchase  agreements are  transactions  in which the Fund buys a security from a dealer or bank and  agrees to sell the  security  back at a mutually agreed upon time and price.  The  repurchase  price exceeds the sale price, reflecting the Fund's return on the  transaction.  This return is unrelated to the interest rate on the underlying  security.  The Fund will enter into repurchase  agreements  only  with  banks and  other  recognized  financial institutions,  such  as  securities  dealers,  deemed  creditworthy  by the
Adviser.

  The Fund's custodian or subcustodian will take possession of the securities subject to repurchase agreements. The Adviser or subcustodian will monitor the value of the underlying security each day to ensure that the value of the security always equals or exceeds the repurchase price.
  Repurchase agreements are subject to credit risks.

Reverse Repurchase Agreements
Reverse repurchase  agreements are repurchase  agreements in which the Fund is the  seller  (rather  than the buyer) of the  securities,  and agrees to repurchase  them at an agreed  upon time and  price.  A reverse  repurchase agreement  may be  viewed  as a type  of  borrowing  by the  Fund.  Reverse repurchase  agreements  are subject to credit risks.  In addition,  reverse
repurchase   agreements   create  leverage  risks  because  the  Fund  must
repurchase  the  underlying  security at a higher price,  regardless of the market value of the security at the time of repurchase.

Delayed Delivery Transactions
Delayed  delivery  transactions,  including when issued  transactions,  are arrangements  in which  the Fund  buys  securities  for a set  price,  with payment and delivery of the securities  scheduled for a future time. During the period between purchase and settlement,  no payment is made by the Fund to the issuer and no  interest  accrues to the Fund.  The Fund  records the transaction  when it agrees to buy the  securities and reflects their value in determining the price of its shares.  Settlement dates may be a month or more after  entering into these  transactions  so that the market values of the  securities  bought  may vary  from  the  purchase  prices.  Therefore, delayed  delivery  transactions  create  interest  rate risks for the Fund.
Delayed delivery  transactions  also involve credit risks in the event of a counterparty default.

Securities Lending
The Fund may lend portfolio  securities to borrowers that the Adviser deems creditworthy.  In return,  the Fund receives cash or liquid securities from
the  borrower  as   collateral.   The  borrower  must  furnish   additional
collateral if the market value of the loaned  securities  increases.  Also, the borrower must pay the Fund the  equivalent of any dividends or interest received on the loaned securities.

  The Fund will reinvest cash collateral in securities that qualify as an acceptable investment for the Fund. However, the Fund must pay interest to the borrower for the use of cash collateral.
  Loans are subject to termination at the option of the Fund or the borrower. The Fund will not have the right to vote on securities while they are on loan, but it will terminate a loan in anticipation of any important vote. The Fund may pay administrative and custodial fees in connection with a loan and may pay a negotiated portion of the interest earned on the cash collateral to a securities lending agent or broker.
  Securities lending activities are subject to interest rate risks and credit risks.

Asset Coverage

In order to secure its obligations in connection with derivatives contracts or special transactions, the Fund will either own the underlying assets, enter into an offsetting transaction or set aside readily marketable securities with a value that equals or exceeds the Fund's obligations. Unless the Fund has other readily marketable assets to set aside, it cannot trade assets used to secure such obligations without entering into an offsetting derivative contract or terminating a special transaction. This may cause the Fund to miss favorable trading opportunities or to realize losses on derivative contracts or special transactions.

Inter-Fund Borrowing and Lending Arrangements
The Securities and Exchange Commission (SEC) has granted an exemption that permits the Fund and all other funds advised by subsidiaries of Federated
Investors, Inc. (Federated funds) to lend and borrow money for certain temporary purposes directly to and from other Federated funds.
Participation in this inter-fund lending program is voluntary for both borrowing and lending funds, and an inter-fund loan is only made if it benefits each participating Federated fund.  Federated Investors, Inc.
(Federated) administers the program according to procedures approved by the Fund's Board, and the Board monitors the operation of the program.
Any inter-fund loan must comply with certain conditions set out in the exemption, which are designed to assure fairness and protect all participating Federated funds.

For example, inter-fund lending is permitted only (a) to meet shareholder redemption requests, and (b) to meet commitments arising from "failed"
trades.  All inter-fund loans must be repaid in seven days or less.  The
Fund's participation in this program must be consistent with its investment policies and limitations, and must meet certain percentage tests.  Inter-fund loans may be made only when the rate of interest to be charged is more attractive to the lending Federated fund than market-competitive rates on overnight repurchase agreements (Repo Rate)
and more attractive to the borrowing Federated fund than the rate of interest that would be charged by an unaffiliated bank for short-term borrowings (Bank Loan Rate), as determined by the Board.  The interest rate imposed on inter-fund loans is the average of the Repo Rate and the
Bank Loan Rate.

Investing in Securities of Other Investment Companies
The  Fund  may  invest  its  assets  in  securities  of  other   investment
companies,  including the securities of affiliated  money market funds,  as an  efficient  means of carrying out its  investment  policies and managing its uninvested cash.

  The Fund may invest in mortgage backed and high yield securities primarily by investing in another investment company (which is not available for general investment by the public) that owns those securities and that is advised by an affiliate of the Adviser. This other investment company is managed independently of the Fund and may incur additional administrative expenses. Therefore, any such investment by the Fund may be subject to duplicate expenses. However, the Adviser believes that the benefits and efficiencies of this approach should outweigh the potential additional expenses. The Fund may also invest in such securities directly.

Investment Ratings

Investment grade securities  include fixed income securities rated AAA, the highest  rating  category,  through BBB by a Nationally  Recognized  Rating
Service (Rating Service) or, if unrated,  those securities determined to be of  equivalent  quality by the Adviser.  Non-investment  grade fixed income securities are rated BB or below by a Rating  Service or unrated.  When the
Fund invests in fixed income securities some will be  non-investment  grade at the time of  purchase.  Unrated  securities  will be  determined  by the
Adviser to be of like  quality and may have greater risk but a higher yield than comparable rated securities.

  Securities rated BBB or below by Standard and Poor's or Baa by Moody's
Investor Service have speculative characteristics.

INVESTMENT RISKS
There are many factors which may affect an investment in the Fund. The
Fund's principal risks are described in its prospectus. Additional risk factors are outlined below.

Fixed Income Securities Investment Risks

Interest Rate Risks
o     Prices of fixed income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed income securities fall.
      However, market factors, such as the demand for particular fixed income securities, may cause the price of certain fixed income securities to fall while the prices of other securities rise or remain unchanged.

o     Interest rate changes have a greater effect on the price of fixed income securities with longer durations. Duration measures the price sensitivity of a fixed income security to changes in interest rates.

Credit Risks
o     Credit risk is the possibility that an issuer will default on a security by failing to pay interest or principal when due. If an issuer defaults, the Fund will lose money.

o     Many fixed income securities receive credit ratings from services such as Standard & Poor's and Moody's Investor Service. These
      services assign ratings to securities by assessing the likelihood of issuer default. Lower credit ratings correspond to higher perceived credit risk and higher credit ratings correspond to lower perceived credit risk. Credit ratings do not provide assurance against default or other loss of money. If a security has not received a rating, the
      Fund must rely entirely upon the Adviser's credit assessment.

o     Fixed income securities generally compensate for greater credit risk by paying interest at a higher rate. The difference between the yield of a security and the yield of a U.S. Treasury security with a comparable maturity (the spread) measures the additional interest paid for risk. Spreads may increase generally in response to adverse economic or market conditions. A security's spread may also increase if the security's rating is lowered, or the security is perceived to have an increased credit risk. An increase in the spread will cause the price of the security to decline.

o     Credit risk includes the possibility that a party to a transaction involving the Fund will fail to meet its obligations. This could cause the Fund to lose the benefit of the transaction or prevent the
      Fund from selling or buying other securities to implement its investment strategy.

Call Risks
o     Call risk is the possibility that an issuer may redeem a fixed income security before maturity (a call) at a price below its current market price. An increase in the likelihood of a call may reduce the security's price.

o     If a fixed income security is called, the Fund may have to reinvest the proceeds in other fixed income securities with lower interest rates, higher credit risks, or other less favorable characteristics.

Liquidity Risks
o     Trading opportunities are more limited for fixed income securities that have not received any credit ratings, have received ratings below investment grade or are not widely held.

o     Trading opportunities are more limited for CMOs that have complex terms or that are not widely held. These features may make it more difficult to sell or buy a security at a favorable price or time.
      Consequently, the Fund may have to accept a lower price to sell a security, sell other securities to raise cash or give up an investment opportunity, any of which could have a negative effect on the Fund's performance. Infrequent trading of securities may also lead to an increase in their price volatility.

o     Liquidity risk also refers to the possibility that the Fund may not be able to sell a security or close out a derivative contract when it wants to. If this happens, the Fund will be required to continue to hold the security or keep the position open, and the Fund could incur losses.

o     OTC derivative contracts generally carry greater liquidity risk than exchange-traded contracts.

Risks Associated with Noninvestment Grade Securities
o     Securities rated below investment grade, also known as junk bonds, generally entail greater market, credit and liquidity risks than investment grade securities. For example, their prices are more volatile, economic downturns and financial setbacks may affect their prices more negatively, and their trading market may be more limited.

Risks of Foreign Investing
o     Foreign securities pose additional risks because foreign economic or political conditions may be less favorable than those of the
        United States. Securities in foreign markets may also be subject to taxation policies that reduce returns for U.S. investors.

o     Foreign companies may not provide information (including financial statements) as frequently or to as great an extent as companies in the United States. Foreign companies may also receive less coverage than United States companies by market analysts and the financial press. In addition, foreign countries may lack uniform accounting, auditing and financial reporting standards or
        regulatory requirements comparable to those applicable to U.S companies. These factors may prevent the Fund and its Adviser from obtaining information concerning foreign companies that is as frequent, extensive and reliable as the information available concerning companies in the United States.

o     Foreign countries may have restrictions on foreign ownership of securities or may impose exchange controls, capital flow
        restrictions or repatriation restrictions which could adversely affect the liquidity of the Fund's investments.

Equity Securities Investment Risks

Stock Market Risks
o     The value of equity securities in the Fund's portfolio will rise and fall. These fluctuations could be a sustained trend or a drastic movement. The Fund's portfolio will reflect changes in prices of individual portfolio stocks or general changes in stock valuations.
      Consequently, the Fund's share price may decline.

o     The Adviser attempts to manage market risk by limiting the amount the Fund invests in each company's equity securities. However, diversification will not protect the Fund against widespread or prolonged declines in the stock market.

Sector Risks
o     Companies with similar characteristics may be grouped together in broad categories called sectors. Sector risk is the possibility that a certain sector may underperform other sectors or the market as a whole. As the Adviser allocates more of the Fund's portfolio holdings to a particular sector, the Fund's performance will be more susceptible to any economic, business or other developments which generally affect that sector.

Liquidity Risks
o     Trading opportunities are more limited for equity securities that are not widely held. This may make it more difficult to sell or buy a security at a favorable price or time. Consequently, the
        Fund may have to accept a lower price to sell a security, sell other securities to raise cash or give up an investment
        opportunity, any of which could have a negative effect on the
        Fund's performance. Infrequent trading of securities may also lead to an increase in their price volatility.

o     Liquidity risk also refers to the possibility that the Fund may not be able to sell a security or close out a derivative contract when it wants to. If this happens, the Fund will be required to continue to hold the security or keep the position open, and the
        Fund could incur losses.

o     OTC derivative contracts generally carry greater liquidity risk than exchange-traded contracts.

Risks of Foreign Investing
o     Foreign securities pose additional risks because foreign economic or political conditions may be less favorable than those of the United
      States. Securities in foreign markets may also be subject to taxation policies that reduce returns for U.S. investors.

o     Foreign companies may not provide information (including financial statements) as frequently or to as great an extent as companies in the United States. Foreign companies may also receive less coverage than United States companies by market analysts and the financial press. In addition, foreign countries may lack uniform accounting, auditing and financial reporting standards or regulatory
      requirements comparable to those applicable to U.S. companies. These factors may prevent the Fund and its Adviser from obtaining information concerning foreign companies that is as frequent, extensive and reliable as the information available concerning companies in the United States.

o     Foreign countries may have restrictions on foreign ownership of securities or may impose exchange controls, capital flow
      restrictions or repatriation restrictions which could adversely affect the liquidity of the Fund's investments.

Leverage Risks
o     Leverage risk is created when an investment exposes the Fund to a level of risk that exceeds the amount invested. Changes in the value of such an investment magnify the Fund's risk of loss and potential for gain.

o     Investments can have these same results if their returns are based on a multiple of a specified index, security, or other benchmark.


Risks of Investing in Derivatives Contracts

The Fund's use of derivative contracts involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments.  First, changes in the value of the derivative contracts  in which the Fund invests may not be correlated with changes in the value of the underlying asset or if they are correlated, may move in the opposite direction than originally anticipated. Second, while some strategies involving derivatives may reduce the risk of loss, they may also reduce potential gains or, in some cases, result in losses by offsetting favorable price movements in portfolio holdings.  Third, there is a risk that derivatives contracts may be mispriced or improperly valued and, as a result, the Fund may need to make increased cash payments to the counterparty.  Finally, derivative contracts may cause the Fund to realize increased ordinary income or short-term capital gains (which are treated as ordinary income for Federal income tax purposes) and, as a result, may increase taxable distributions to shareholders.  Derivative contracts may also involve other risks described in this prospectus, such as stock market, interest rate, credit, liquidity and leverage risks.


Fundamental INVESTMENT Objective

The Fund's  investment  objective  is to provide as high a level of current income as is consistent with the  preservation  of capital.  The investment objective may not be changed by the Fund's  Directors  without  shareholder approval.

INVESTMENT LIMITATIONS

Diversification of Investments
With  respect  to  securities  comprising  75% of the  value  of its  total assets,  the Fund will not  purchase  securities  of any one issuer  (other than cash,  cash items,  securities  issued or guaranteed by the government of the United States or its agencies or  instrumentalities  and  repurchase
agreements   collateralized  by  such  U.S.  government   securities,   and
securities  of other  investment  companies) if as a result more than 5% of the value of its total assets would be invested in the  securities  of that issuer, or would own more than 10% of the outstanding  voting securities of that issuer.

Issuing Senior Securities And Borrowing Money
The Fund may  borrow  money,  directly  or  indirectly,  and  issue  senior securities to the maximum  extent  permitted  under the  Investment  Act of
1940 (1940 Act).

Investing in Real Estate
The  Fund  may not  purchase  or  sell  real  estate,  provided  that  this restriction  does not  prevent  the Fund from  investing  in issuers  which invest,  deal,  or  otherwise  engage  in  transactions  in real  estate or interests  therein,  or  investing in  securities  that are secured by real estate  or  interests  therein.  The Fund may  exercise  its  rights  under agreements  relating  to such  securities,  including  the right to enforce security  interests  and to hold  real  estate  acquired  by reason of such enforcement until that real estate can be liquidated in an orderly manner.

Investing in Commodities
The Fund may not purchase or sell physical  commodities,  provided that the
Fund may purchase securities of companies that deal in commodities.

Underwriting
The Fund may not underwrite  the  securities of other issuers,  except that the Fund may engage in transactions involving the acquisition,  disposition or resale of its portfolio securities,  under circumstances where it may be considered to be an underwriter under the Securities Act of 1933.

Lending Cash or Securities
The  Fund may not make  loans,  provided  that  this  restriction  does not
prevent  the  Fund  from   purchasing  debt   obligations,   entering  into
repurchase   agreements,   lending   its   assets  to   broker/dealers   or
institutional  investors and investing in loans,  including assignments and participation interests.

Concentration of Investments
The Fund will not make investments that will result in the concentration of its investments in the securities of issuers primarily engaged in the same industry. Government securities, municipal securities and bank instruments will not be deemed to constitute an industry.

The above limitations cannot be changed unless authorized by the Board and by the "vote of a majority of its outstanding voting securities," as defined by the 1940 Act. The following limitations, however, may be changed by the Board without shareholder approval. Shareholders will be notified before any material change in these limitations becomes effective.

Buying on Margin
The Fund will not purchase  securities  on margin,  provided  that the Fund may obtain short-term  credits necessary for the clearance of purchases and sales of  securities,  and further  provided  that the Fund may make margin deposits in  connection  with its use of  financial  options  and  futures,
forward  and  spot  currency  contracts,   swap  transactions,   and  other
financial contracts or derivative instruments.

Pledging Assets
The Fund will not  mortgage,  pledge,  or  hypothecate  any of its  assets, provided  that this  shall  not  apply to the  transfer  of  securities  in connection with any permissible borrowing or to collateral  arrangements in connection with permissible activities.

Illiquid Securities
The Fund  will not  invest  more than 15% of its net  assets in  securities
which  are  illiquid,   including   repurchase   agreements  providing  for
settlement in more than seven days after notice.

Investing in Restricted Securities
The Fund may invest in restricted  securities.  Restricted  securities  are any  securities  in which the Fund may invest  pursuant  to its  investment objective  and  policies  but which are subject to  restrictions  on resale under federal  securities  law.  Under  criteria  established  by the Board certain  restricted  securities are determined to be liquid.  To the extent that restricted  securities are not determined to be liquid,  the Fund will limit their purchase,  together with other illiquid  securities,  to 15% of its net assets.


Investing in Securities of Other Investment Companies
The  Fund  may  invest  its  assets  in  securities  of  other   investment
companies,  including  securities of affiliated  money market funds,  as an efficient  means of carrying out its  investment  policies and managing its uninvested cash.

  In applying the concentration restriction, (a) utility companies will be divided according to their services (for example, gas, gas transmission, electric and telephone will be considered a separate industry); (b)
financial service companies will be classified according to the end users of their services (for example, automobile finance, bank finance and diversified finance will each be considered a separate industry); and (c)
asset-backed securities will be classified according to the underlying assets securing such securities. To conform to the current view of the SEC staff that only domestic bank instruments may be excluded from industry concentration limitations, as a matter of non-fundamental policy, the Fund will not exclude foreign bank instruments from industry concentration limitation tests so long as the policy of the SEC remains in effect. In addition, investments in bank instruments, and investments in certain industrial development bonds funded by activities in a single industry, will be deemed to constitute investment in an industry, except when held for temporary defensive purposes. The investment of more than 25% of the value of the Fund's total assets in any one industry will constitute
"concentration."
As a matter of non-fundamental policy, for purposes of the commodities policy, investments in transactions involving futures contracts and options, forward currency contracts, swap transactions and other financial contracts that settle by payment of cash are not deemed to be investments in commodities.

For purposes of the above limitations, the Fund considers certificates of deposit and demand and time deposits issued by a U.S. branch of a domestic bank or savings association having capital, surplus and undivided profits in excess of $100,000,000 at the time of investment to be "cash items" and
"bank instruments."  Except with respect to borrowing money, if a percentage limitations is adhered to at the time of investment, a later increase or decrease in percentage resulting from any change in value or net assets will not result in a violation of such limitation.


DETERMINING MARKET VALUE OF SECURITIES
Market values of the Fund's portfolio securities are determined as follows:

o     for equity securities, according to the last sale price in the market in which they are primarily traded (either a national securities exchange or the over-the-counter market), if available;

o     in the absence of recorded sales for equity securities, according to the mean between the last closing bid and asked prices;

o     futures contracts and options are generally valued at market values established by the exchanges on which they are traded at the close of trading on such exchanges. Options traded in the over-the-counter market are generally valued according to the mean between the last bid and the last asked price for the option as provided by an investment dealer or other financial institution that deals in the option. The Board may determine in good faith that another method of valuing such investments is necessary to appraise their fair market value;

o     for fixed income securities, according to the mean between bid and asked prices as furnished by an independent pricing service, except that fixed income securities with remaining maturities of less than 60 days at the time of purchase may be valued at amortized cost; and

o     for all other securities at fair value as determined in good faith by the Board.

Prices provided by independent pricing services may be determined without relying exclusively on quoted prices and may consider institutional trading in similar groups of securities, yield, quality, stability, risk, coupon rate, maturity, type of issue, trading characteristics, and other market data or factors. From time to time, when prices cannot be obtained from an independent pricing service, securities may be valued based on quotes from broker-dealers or other financial institutions that trade the securities.

Trading in Foreign Securities

Trading in foreign securities may be completed at times which vary from the closing of the New York Stock Exchange (NYSE). In computing its NAV, the Fund values foreign securities at the latest closing price on the exchange on which they are traded immediately prior to the closing of the
NYSE. Certain foreign currency exchange rates may also be determined at the latest rate prior to the closing of the NYSE. Foreign securities quoted in foreign currencies are translated into U.S. dollars at current rates. Occasionally, events that affect these values and exchange rates may occur between the times at which they are determined and the closing of the NYSE. If such events materially affect the value of portfolio securities, these securities may be valued at their fair value as determined in good faith by the Fund's Board, although the actual calculation may be done by others.

WHAT DO SHARES COST?

The Fund's net asset value (NAV) per Share fluctuates and is based on the market value of all securities and other assets of the Fund.

The NAV for each class of Shares may differ due to the variance in daily net income realized by each class. Such variance will reflect only accrued net income to which the shareholders of a particular class are entitled.

REDUCING OR eliminating THE FRONT-END SALES CHARGE
You can reduce or eliminate the applicable front-end sales charge, as follows:

Quantity Discounts (Class A Shares and Class F Shares)
Larger purchases of the same Share class reduce or eliminate the sales charge you pay. You can combine purchases of Shares made on the same day by you, your spouse and your children under age 21. In addition, purchases made at one time by a trustee or fiduciary for a single trust estate or a single fiduciary account can be combined.

Accumulated Purchases  (Class A Shares and Class F Shares)

If you make an additional purchase of Shares, you can count previous Share purchases still invested in the Fund in calculating the applicable sales charge on the additional purchase.

Concurrent Purchases (Class A Shares and Class F Shares)

You can combine concurrent purchases of the same share class of two or more Federated funds in calculating the applicable sales charge.

Letter of Intent (Class A Shares and Class F Shares)
You can sign a Letter of Intent committing to purchase a certain amount of the same class of Shares within a 13-month period to combine such purchases in calculating the sales charge. The Fund's custodian will hold
Shares in escrow equal to the maximum applicable sales charge. If you complete the Letter of Intent, the Custodian will release the Shares in escrow to your account. If you do not fulfill the Letter of Intent, the
Custodian will redeem the appropriate amount from the Shares held in escrow to pay the sales charges that were not applied to your purchases.

Reinvestment Privilege
You may reinvest, within 120 days, your Share redemption proceeds at the next determined NAV without any sales charge.

Purchases by Affiliates of the Fund
The following individuals and their immediate family members may buy
Shares at NAV without any sales charge because there are nominal sales efforts associated with their purchases:

o     the Directors, employees and sales representatives of the Fund, the
  Adviser, the Distributor and their affiliates;

o     any associated person of an investment dealer who has a sales agreement with the Distributor; and

o     trusts, pension or profit-sharing plans for these individuals.


Purchases Through Omnibus Accounts (Class C Shares)
Class C Shares may be purchased without an initial sales charge by any investor who buys Class C Shares through an omnibus account with a financial intermediary, such as a broker or a bank, that does not accept or charge the initial sales charge.

Reorganizations (Class A Shares)

Class A Shares may be purchased without an initial sales charge by any shareholder that originally became a shareholder of the Fund pursuant to the terms of an agreement and plan of reorganization which permits shareholders to acquire Shares at NAV.


Federated Life Members
Shareholders of the Fund known as "Federated Life Members" are exempt from paying any front-end sales charge. These shareholders joined the Fund originally:

o     through the "Liberty Account," an account for Liberty Family of
  Funds shareholders on February 28, 1987 (the Liberty Account and Liberty
  Family of Funds are no longer marketed); or

o     as Liberty Account shareholders by investing through an affinity group prior to August 1, 1987.

REDUCING OR ELIMINATING THE CONTINGENT DEFERRED SALES CHARGE
These reductions or eliminations are offered because: no sales commissions have been advanced to the investment professional selling Shares; the shareholder has already paid a Contingent Deferred Sales Charge (CDSC); or
nominal sales efforts are associated with the original purchase of Shares.

Upon notification to the Distributor or the Fund's transfer agent, no CDSC will be imposed on redemptions:

o     following the death or post-purchase disability, as defined in
  Section 72(m)(7) of the Internal Revenue Code of 1986, of the last surviving shareholder;

o     representing minimum required distributions from an Individual
  Retirement Account or other retirement plan to a shareholder who has attained the age of 70 1/2;

o     of Shares that represent a reinvestment within 120 days of a previous redemption;

o     of Shares held by the Directors, employees, and sales
  representatives of the Fund, the Adviser, the Distributor and their affiliates; employees of any investment professional that sells Shares according to a sales agreement with the Distributor; and the immediate family members of the above persons;

o     of Shares originally purchased through a bank trust department, a registered investment adviser or retirement plans where the third party administrator has entered into certain arrangements with the Distributor or its affiliates, or any other investment professional, to the extent that no payments were advanced for purchases made through these entities;

o     which are involuntary redemptions processed by the Fund because the accounts do not meet the minimum balance requirements;

Class B Shares Only
o     which are qualifying redemptions of Class B Shares under a
  Systematic Withdrawal Program;

Class F Shares Only
o     representing a total or partial distribution from a qualified plan.
  A total or partial distribution does not include an account transfer, rollover or other redemption made for purposes of reinvestment. A qualified plan does not include an Individual Retirement Account, Keogh
  Plan, or a custodial account, following retirement.


To keep the sales charge as low as possible, the Fund redeems your Shares in this order:

o     Shares that are not subject to a CDSC; and

o     Shares held the longest (to determine the number of years your
  Shares have been held, include the time you held shares of other
  Federated funds that have been exchanged for Shares of this Fund).

The CDSC is then calculated using the share price at the time of purchase or redemption, whichever is lower.


HOW IS THE FUND SOLD?
Under the Distributor's Contract with the Fund, the Distributor (Federated
Securities Corp.) offers Shares on a continuous, best-efforts basis.


FRONT-END SALES CHARGE REALLOWANCES
The Distributor receives a front-end sales charge on certain Share sales.
The Distributor pays a portion of this charge to investment professionals that are eligible to receive it (the "Dealer Reallowance") and retains any remaining portion of the front-end sales charge.

When an investment professional's customer purchases Shares, the investment professional may receive a Dealer Reallowance as follows:

Class A Shares

                                             Dealer Reallowance
                                             as a Percentage of
Purchase Amount                              Public Offering Price
Less than $100,000                           4.00%
$100,000 but less than $250,000              3.25%
$250,000 but less than $500,000              2.25%
$500,000 but less than $1 million            1.80%
$1 million or greater                        0.00%

---------------------------------------------------------------------------
Class C Shares
                                             Dealer Reallowance
                                             as a Percentage of
                                             Public Offering Price
All Purchase Amounts                         1.00%

ADVANCE COMMISSIONS
---------------------------------------------------------------------------
When an investment professional's customer purchases Shares, the investment professional may receive an advance commission as follows:

Class A Shares (for purchases over $1 million)
                                       Advance Commission
                                       as a Percentage of
Purchase Amount                        Public Offering Price
First $1 million - $5 million          0.75%
Next $5 million - $20 million          0.50%
Over $20 million                       0.25%
Advance commissions are calculated on a year by year basis based on amounts invested during that year. Accordingly, with respect to additional purchase amounts, the advance commission breakpoint resets annually to the first breakpoint on the anniversary of the first purchase.
---------------------------------------------------------------------------

Class A Share purchases under this program may be made by Letter of Intent or by combining concurrent purchases. The above advance commission will be paid only on those purchases that were not previously subject to a front-end sales charge or dealer advance commission. Certain retirement accounts may not be eligible for this program.

Class B Shares
                                                 Advance Commission
                                                 as a Percentage of
                                                 Public Offering
                                                 Price
All Purchase Amounts                             Up to 5.50%
Class C Shares
                                                  Advance Commission
                                                  as a Percentage of
                                                  Public Offering
                                                  Price
All Purchase Amounts                              1.00%
Class F Shares
Purchase Amount              Advance Commission
                             as a Percentage of
                             Public Offering Price
Less than $2 million         1.00%
$2million -but less than     0.50%
$5 million
$5 million or greater        0.25%

RULE 12B-1 PLAN (Class A, B and C Shares)
---------------------------------------------------------------------------
As a compensation type plan, the Rule 12b-1 Plan is designed to pay the
Distributor for activities principally intended to result in the sale of
Shares such as advertising and marketing of Shares (including printing and distributing prospectuses and sales literature to prospective shareholders and financial institutions) and providing incentives to investment professionals to sell Shares.  The Rule 12b-1 Plan allows the Distributor to contract with investment professionals to perform activities covered by the Plan. The Rule 12b-1 Plan is expected to benefit the Fund in a number of ways. For example, it is anticipated that the Plan will help the Fund attract and retain assets, thus providing cash for orderly portfolio management and Share redemptions and possibly helping to stabilize or reduce other operating expenses.

In addition, the Plan is integral to the multiple class structure of the
Fund, which promotes the sale of Shares by providing a range of options to investors. The Fund's service providers that receive asset-based fees also benefit from stable or increasing Fund assets.

The Fund may compensate the Distributor more or less than its actual marketing expenses. In no event will the Fund pay for any expenses of the
Distributor that exceed the maximum Rule 12b-1 Plan fee.

For some classes of Shares, the maximum Rule 12b-1 Plan fee that can be paid in any one year may not be sufficient to cover the marketing-related expenses the Distributor has incurred. Therefore, it may take the
Distributor a number of years to recoup these expenses.

Federated and its subsidiaries may benefit from arrangements where the
Rule 12b-1 Plan fees related to Class B Shares may be paid to third parties who have provided the funds to make advance commission payments to investment professionals.

SERVICE FEES
The Fund may pay fees not to exceed 0.25% of average daily net assets
(Service Fees) to investment professionals or to Federated Shareholder
Services Company (FSSC), a subsidiary of Federated, for providing services to shareholders and maintaining shareholder accounts. . Under certain agreements, rather than paying investment professionals directly, the Fund may pay Service Fees to FSSC and FSSC will use the fees to compensate investment professionals.

SUPPLEMENTAL PAYMENTS
Investment professionals may be paid fees, in significant amounts, out of the assets of the Distributor. These fees do not come out of Fund assets.
The Distributor may be reimbursed by the Adviser or its affiliates.

These supplemental payments may be based upon such factors as the number or value of Shares the investment professional sells or may sell; the value of client assets invested; and/or the type and nature of services, sales support or marketing support furnished by the investment professional. In addition to these supplemental payments, an investment professional may also receive payments under the Rule 12b-1 Plan and/or
Service Fees.


EXCHANGING SECURITIES FOR SHARES

You may contact the Distributor to request a purchase of Shares in exchange for securities you own. The Fund reserves the right to determine whether to accept your securities and the minimum market value to accept.
The Fund will value your securities in the same manner as it values its assets. This exchange is treated as a sale of your securities for federal tax purposes.

SUBACCOUNTING SERVICES

Certain investment professionals may wish to use the transfer agent's subaccounting system to minimize their internal recordkeeping requirements. The transfer agent may charge a fee based on the level of subaccounting services rendered. Investment professionals holding Shares in a fiduciary, agency, custodial or similar capacity may charge or pass through subaccounting fees as part of or in addition to normal trust or agency account fees. They may also charge fees for other services that may be related to the ownership of Shares. This information should, therefore, be read together with any agreement between the customer and the investment professional about the services provided, the fees charged for those services, and any restrictions and limitations imposed.

REDEMPTION IN KIND

Although the Fund intends to pay Share redemptions in cash, it reserves the right, as described below, to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.

Because the Fund has elected to be governed by Rule 18f-1 under the 1940
Act, the Fund is obligated to pay Share redemptions to any one shareholder in cash only up to the lesser of $250,000 or 1% of the net assets represented by such Share class during any 90-day period.

Any Share redemption payment greater than this amount will also be in cash unless the Fund's Board determines that payment should be in kind. In such a case, the Fund will pay all or a portion of the remainder of the redemption in portfolio securities, valued in the same way as the Fund determines its NAV. The portfolio securities will be selected in a manner that the Fund's Board deems fair and equitable and, to the extent available, such securities will be readily marketable.

Redemption in kind is not as liquid as a cash redemption. If redemption is made in kind, shareholders receiving the portfolio securities and selling them before their maturity could receive less than the redemption value of the securities and could incur certain transaction costs.

ACCOUNT AND SHARE INFORMATION

VOTING RIGHTS
Each Share of the Fund gives the shareholder one vote in Director elections and other matters submitted to shareholders for vote.

All Shares of the Corporation have equal voting rights, except that in matters affecting only a particular Fund or class, only Shares of that
Fund or class are entitled to vote.

Directors may be removed by the Board or by shareholders at a special meeting. A special meeting of shareholders will be called by the Board upon the written request of shareholders who own at least 10% of the
Corporation's outstanding Shares of all series entitled to vote.


As of January 2, 2004, the following shareholders owned of record, beneficially, or both, 5% or more of outstanding Class A Shares:  Edward
Jones & Co., Maryland Heights, MO owned approximately 7,965,573 shares
(18.89%); CPF Managed Portfolio IV, Pittsburgh, PA owned approximately
5,238,194 shares (12.42%); CPF Managed Portfolio III, Pittsburgh, PA owned approximately 5,104,806 shares (12.11%), and MLPF&S, Jacksonville, FL owned approximately 2,312,661 shares (5.48%).

As of January 2, 2004, the following shareholders owned of record, beneficially, or both, 5% or more of outstanding Class B Shares:
Citigroup Global Markets, Inc., New York, NY owned approximately 3,222,369 shares (6.14%), and Edward Jones & Co., Maryland Heights, MO owned approximately 3,147,377 shares (6.00%).

As of January 2, 2004, the following shareholders owned of record, beneficially, or both, 5% or more of outstanding C Shares:  MLPF&S,
Jacksonville, FL owned approximately 1,936,384 shares (19.24%), and Edward
Jones & Co., Maryland Heights, MO owned approximately 629,817 shares
(6.26%).

As of January 2, 2004, the following shareholders owned of record, beneficially, or both, 5% or more of outstanding Class F Shares:
Nationwide QPVA, Columbus, OH owned approximately 9,637,304 shares
(35.94%); MLPF&S, Jacksonville, FL owned approximately 1,880,161 shares (7.01%), and Nationwide Trust Company, Columbus, OH owned approximately 1,415,475 Shares (5.28%).

Shareholders owning 25% or more of outstanding Shares may be in control and be able to affect the outcome of certain matters presented for a vote of shareholders.


TAX INFORMATION

FEDERAL INCOME TAX
The Fund intends to meet requirements of Subchapter M of the Internal
Revenue Code applicable to regulated investment companies. If these requirements are not met, it will not receive special tax treatment and will be subject to federal corporate income tax.

The Fund will be treated as a single, separate entity for federal income tax purposes so that income earned and capital gains and losses realized by the Corporation's other portfolios will be separate from those realized by the Fund.

FOREIGN INVESTMENTS
If the Fund purchases foreign securities, their investment income may be subject to foreign withholding or other taxes that could reduce the return on these securities. Tax treaties between the United States and foreign countries, however, may reduce or eliminate the amount of foreign taxes to which the Fund would be subject. The effective rate of foreign tax cannot be predicted since the amount of Fund assets to be invested within various countries is uncertain. However, the Fund intends to operate so as to qualify for treaty-reduced tax rates when applicable.

Distributions from a Fund may be based on estimates of book income for the year. Book income generally consists solely of the income generated by the securities in the portfolio, whereas tax-basis income includes, in addition, gains or losses attributable to currency fluctuation. Due to differences in the book and tax treatment of fixed-income securities denominated in foreign currencies, it is difficult to project currency effects on an interim basis. Therefore, to the extent that currency fluctuations cannot be anticipated, a portion of distributions to shareholders could later be designated as a return of capital, rather than income, for income tax purposes, which may be of particular concern to simple trusts.

If the Fund invests in the stock of certain foreign corporations, they may constitute Passive Foreign Investment Companies (PFIC), and the Fund may
be subject to federal income taxes upon disposition of PFIC investments.

If more than 50% of the value of the Fund's assets at the end of the tax year is represented by stock or securities of foreign corporations, the
Fund will qualify for certain Code provisions that allow its shareholders to claim a foreign tax credit or deduction on their U.S. income tax returns. The Code may limit a shareholder's ability to claim a foreign tax credit. Shareholders who elect to deduct their portion of the Fund's foreign taxes rather than take the foreign tax credit must itemize deductions on their income tax returns.


WHO MANAGES AND PROVIDES SERVICES TO THE FUND?

BOARD OF DIRECTORS
The Board is responsible for managing the Corporation's business affairs and for exercising all the Corporation's powers except those reserved for the shareholders. The following tables give information about each Board member and the senior officers of the Fund. Where required, the tables separately list Board members who are "interested persons" of the Fund
(i.e., "Interested" Board members) and those who are not (i.e.,
"Independent" Board members). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue,
Pittsburgh, PA.  The Corporation comprises one portfolio and the Federated
Fund Complex consists of 44 investment companies (comprising 138 portfolios). Unless otherwise noted, each Officer is elected annually.
Unless otherwise noted, each Board member oversees all portfolios in the
Federated Fund Complex; serves for an indefinite term; and also serves as a Board member of the following investment company complexes: Banknorth
Funds-four portfolios; Golden Oak(R) Family of Funds-seven portfolios and
WesMark Funds-five portfolios.

As of January 2, 2004, the Fund's Board and Officers as a group owned less than 1% of the Fund's outstanding Class A, B, C and F Shares.

INTERESTED DIRECTORS BACKGROUND AND COMPENSATION

                           Principal Occupation(s) for Past Five       Aggregate              Total Compensation
Name                       years, Other Directorships Held and         Compensation           From Corporation
Birth Date                 Previous Position(s)                        From Corporation       and
Address                                                                (past fiscal year)     Federated Fund
Positions Held with                                                                           Complex
Corporation                                                                                   (past calendar
Date Service Began                                                                            year)
                           Principal Occupations: Chairman and                  $0                    $0
John F. Donahue*           Director or Trustee of the Federated Fund
Birth Date: July 28, 1924  Complex; Chairman and Director, Federated
CHAIRMAN AND DIRECTOR      Investors, Inc.
Began serving: May 1992    ------------------------------------------

                           Previous Positions: Trustee, Federated
                           Investment Management Company and
                           Chairman and Director, Federated
                           Investment Counseling.

                           Principal Occupations: Principal                     $0                    $0
J. Christopher Donahue*    Executive Officer and President of the
Birth Date: April 11,      Federated Fund Complex; Director or
1949                       Trustee of some of the Funds in the
PRESIDENT AND DIRECTOR     Federated Fund Complex; President, Chief
Began serving: May 1992    Executive Officer and Director, Federated
                           Investors, Inc.; Chairman and Trustee,
                           Federated Equity Management Company of
                           Pennsylvania; Trustee, Federated
                           Investment Counseling; Chairman and
                           Director, Federated Global Investment
                           Management Corp.; Chairman, Passport
                           Research, Ltd.; Trustee, Federated
                           Shareholder Services Company; Director,
                           Federated Services Company.

                           Previous Positions: President, Federated
                           Investment Counseling; President and
                           Chief Executive Officer, Federated
                           Investment Management Company, Federated
                           Global Investment Management Corp. and
                           Passport Research, Ltd.

                           Principal Occupations: Director or                $1,683.78             $148,500
Lawrence D. Ellis, M.D.*   Trustee of the Federated Fund Complex;
Birth Date: October 11,    Professor of Medicine, University of
1932                       Pittsburgh; Medical Director, University
3471 Fifth Avenue          of Pittsburgh Medical Center Downtown;
Suite 1111                 Hematologist, Oncologist and Internist,
Pittsburgh, PA             University of Pittsburgh Medical Center.
DIRECTOR
Began serving: May 1992    Other Directorships Held: Member,
                           National Board of Trustees, Leukemia
                           Society of America.

                           Previous Positions: Trustee, University
                           of Pittsburgh; Director, University of
                           Pittsburgh Medical Center.

* Family relationships and reasons for "interested" status: John F.
Donahue is the father of J. Christopher Donahue; both are "interested" due to the positions they hold with Federated and its subsidiaries. Lawrence
D. Ellis, M.D. is "interested" because his son-in-law is employed by the
Fund's principal underwriter, Federated Securities Corp.
---------------------------------------------------------------------------

INDEPENDENT directors BACKGROUND AND COMPENSATION

                           Principal Occupation(s) for Past Five       Aggregate              Total Compensation
Name                       years, Other Directorships Held and         Compensation           From Corporation
Birth Date                 Previous Position(s)                        From Corporation       and
Address                                                                (past fiscal year)     Federated Fund
Positions Held with                                                                           Complex
Corporation                                                                                   (past calendar
Date Service Began                                                                            year)

                           Principal Occupation: Director or Trustee         $1,852.16             $163,350
Thomas G. Bigley           of the Federated Fund Complex.
Birth Date: February 3,
1934                       Other Directorships Held: Director, Member
15 Old Timber Trail        of Executive Committee, Children's
Pittsburgh, PA             Hospital of Pittsburgh; Director,
DIRECTOR                   University of Pittsburgh.
Began serving: October
1995                       Previous Position: Senior Partner, Ernst
                           & Young LLP.

                           Principal Occupations: Director or Trustee        $1,852.16             $163,350
John T. Conroy, Jr.        of the Federated Fund Complex; Chairman of
Birth Date: June 23, 1937  the Board, Investment Properties
Grubb &                Corporation; Partner or Trustee in private
Ellis/Investment           real estate ventures in Southwest Florida.
Properties Corporation
3838 North Tamiami Trail   Previous Positions: President, Investment
Suite 402                  Properties Corporation; Senior Vice
Naples, FL                 President, John R. Wood and Associates,
DIRECTOR                   Inc., Realtors; President, Naples Property
Began serving: May 1992    Management, Inc. and Northgate Village
                           Development Corporation.

                           Principal Occupation: Director or Trustee         $1,852.16             $163,350
Nicholas P. Constantakis   of the Federated Fund Complex.
Birth Date: September 3,
1939                       Other Directorships Held: Director and
175 Woodshire Drive        Member of the Audit Committee, Michael
Pittsburgh, PA             Baker Corporation (engineering and energy
DIRECTOR                   services worldwide).
Began serving: February
1998                       Previous Position: Partner, Anderson
                           Worldwide SC.

                           Principal Occupation: Director or Trustee         $1,683.78             $148,500
John F. Cunningham         of the Federated Fund Complex.
Birth Date: March 5, 1943
353 El Brillo Way          Other Directorships Held: Chairman,
Palm Beach, FL             President and Chief Executive Officer,
DIRECTOR                   Cunningham & Co., Inc. (strategic
Began serving: January     business consulting); Trustee Associate,
1999                       Boston College.

                           Previous Positions: Director, Redgate
                           Communications and EMC Corporation
                           (computer storage systems); Chairman of
                           the Board and Chief Executive Officer,
                           Computer Consoles, Inc.; President and
                           Chief Operating Officer, Wang
                           Laboratories; Director, First National
                           Bank of Boston; Director, Apollo Computer,
                           Inc.

                           Principal Occupation: Director or Trustee         $1,683.78             $148,500
Peter E. Madden            of the Federated Fund Complex; Management
Birth Date: March 16,      Consultant.
1942
One Royal Palm Way         Other Directorships Held: Board of
100 Royal Palm Way         Overseers, Babson College.
Palm Beach, FL
DIRECTOR                   Previous Positions: Representative,
Began serving: May 1992    Commonwealth of Massachusetts General
                           Court; President, State Street Bank and
                           Trust Company and State Street Corporation
                           (retired); Director, VISA USA and VISA
                           International; Chairman and Director,
                           Massachusetts Bankers Association;
                           Director, Depository Trust Corporation;
                           Director, The Boston Stock Exchange.

                           Principal Occupations: Director or Trustee        $1,852.16             $163,350
Charles F. Mansfield, Jr.  of the Federated Fund Complex; Management
Birth Date: April 10,      Consultant; Executive Vice President, DVC
1945                       Group, Inc. (marketing, communications and
80 South Road              technology) (prior to 9/1/00).
Westhampton Beach, NY
DIRECTOR                   Previous Positions: Chief Executive
Began serving: January     Officer, PBTC International Bank; Partner,
1999                       Arthur Young & Company (now Ernst
                           & Young LLP); Chief Financial Officer
                           of Retail Banking Sector, Chase Manhattan
                           Bank; Senior Vice President, HSBC Bank USA
                           (formerly, Marine Midland Bank); Vice
                           President, Citibank; Assistant Professor
                           of Banking and Finance, Frank G. Zarb
                           School of Business, Hofstra University.

John E. Murray, Jr.,       Principal Occupations: Director or Trustee        $2,020.53             $178,200
J.D., S.J.D.               of the Federated Fund Complex; Chancellor
Birth Date: December 20,   and Law Professor, Duquesne University;
1932                       Partner, Murray, Hogue and Lannis.
Chancellor, Duquesne
University                 Other Directorships Held: Director,
Pittsburgh, PA             Michael Baker Corp. (engineering,
DIRECTOR                   construction, operations and technical
Began serving: February    services).
1995
                           Previous Positions: President, Duquesne
                           University; Dean and Professor of Law,
                           University of Pittsburgh School of Law;
                           Dean and Professor of Law, Villanova
                           University School of Law.

                           Principal Occupations:  Director or               $1,683.78             $148,500
Marjorie P. Smuts          Trustee of the Federated Fund Complex;
Birth Date: June 21, 1935  Public Relations/Marketing
4905 Bayard Street         Consultant/Conference Coordinator.
Pittsburgh, PA
DIRECTOR                   Previous Positions: National Spokesperson,
Began serving: May 1992    Aluminum Company of America; television
                           producer; President, Marj Palmer Assoc.;
                           Owner, Scandia Bord.

                           Principal Occupations:  Director or               $1,683.78             $148,500
John S. Walsh              Trustee of the Federated Fund Complex;
Birth Date: November 28,   President and Director, Heat Wagon, Inc.
1957                       (manufacturer of construction temporary
2604 William Drive         heaters); President and Director,
Valparaiso, IN             Manufacturers Products, Inc. (distributor
DIRECTOR                   of portable construction heaters);
Began serving: January     President, Portable Heater Parts, a
1999                       division of Manufacturers Products, Inc.

                           Previous Position: Vice President, Walsh
                           & Kelly, Inc.

OFFICERS**
---------------------------------------------------------------------------

Name                                               Principal Occupation(s) and Previous Position(s)
Birth Date
Address
Positions Held with Corporation
--------------------------------------------
Date Service Began

                                                   Principal Occupations: Executive Vice President and Secretary
John W. McGonigle                                  of the Federated Fund Complex; Executive Vice President,
Birth Date: October 26, 1938                       Secretary and Director, Federated Investors, Inc.
EXECUTIVE VICE PRESIDENT AND SECRETARY
Began serving: May 1992                            Previous Positions: Trustee, Federated Investment Management
                                                   Company and Federated Investment Counseling; Director,
                                                   Federated Global Investment Management Corp., Federated
                                                   Services Company and Federated Securities Corp.

                                                   Principal Occupations: Principal Financial Officer and
Richard J. Thomas                                  Treasurer of the Federated Fund Complex; Senior Vice
Birth Date: June 17, 1954                          President, Federated Administrative Services.
TREASURER
Began serving: November 1998                       Previous Positions: Vice President, Federated Administrative
                                                   Services; held various management positions within Funds
                                                   Financial Services Division of Federated Investors, Inc.

                                                   Principal Occupations: Vice Chairman or Vice President of
Richard B. Fisher                                  some of the Funds in the Federated Fund Complex; Vice
Birth Date: May 17, 1923                           Chairman, Federated Investors, Inc.; Chairman, Federated
VICE PRESIDENT                                     Securities Corp.
Began serving: May 1992
                                                   Previous Positions: President and Director or Trustee of some of the Funds in the Federated Fund Complex; Executive Vice
                                                   President, Federated Investors, Inc. and Director and Chief
                                                   Executive Officer, Federated Securities Corp.

                                                   Principal Occupations: Chief Investment Officer of this Fund
William D. Dawson, III                             and various other Funds in the Federated Fund Complex;
Birth Date: March 3, 1949                          Executive Vice President, Federated Investment Counseling,
CHIE INVESTMENT OFFICER                            Federated Global Investment Management Corp., Federated
Began serving: November 1998                       Equity Management Company of Pennsylvania, Passport Research,
                                                   Ltd. And Passport Research II, Ltd.
                                                   --------------------------------------------------------------

                                                   Previous Positions: Executive Vice President and Senior Vice
                                                   President, Federated Investment Counseling Institutional
                                                   Portfolio Management Services Division; Senior Vice
                                                   President, Federated Investment Management Company and
                                                   Passport Research, Ltd.

                                                   Joseph M. Balestrino has been the Fund's Portfolio Manager
Joseph M. Balestrino                               since September 1993.  He is Vice President of the
Birth Date: November 3, 1954                       Corporation.  Mr. Balestrino joined Federated in 1986 and has
VICE PRESIDENT                                     been a Senior Portfolio Manager and Senior Vice President of
Began serving: November 1998                       the Fund's Adviser since 1998. He was a Portfolio Manager and a Vice President of the Fund's Adviser from 1995 to 1998. Mr.
                                                   Balestrino served as a Portfolio Manager and an Assistant
                                                   Vice President of the Adviser from 1993 to 1995. Mr.
                                                   Balestrino is a Chartered Financial Analyst and received his
                                                   Master's Degree in Urban and Regional Planning from the
                                                   University of Pittsburgh.

**    Officers do not receive any compensation from the Fund.
---------------------------------------------------------------------------
Thomas R. Donahue, Chief Financial Officer, Vice President, Treasurer and
Assistant Secretary of Federated and an officer of its various advisory and underwriting subsidiaries, has served as a Term Member on the Board of
Directors of Duquesne University, Pittsburgh, Pennsylvania, since May 12,
2000. Mr. John E. Murray, Jr., an Independent Director of the Fund, served as President of Duquesne from 1988 until his retirement from that position in 2001, and became Chancellor of Duquesne on August 15, 2001. It should be noted that Mr. Donahue abstains on any matter that comes before
Duquesne's Board that affects Mr. Murray personally.

COMMITTEES OF THE BOARD
                 Committee                   Committee Functions                          Meetings Held
                 Members                                                                  During Last
Board Committee                                                                           Fiscal Year
Executive                                    In between meetings of the full Board,             one
                 John F. Donahue             the Executive Committee generally may
                 John E. Murray, Jr.,        exercise all the powers of the full Board
                 J.D., S.J.D.                in the management and direction of the
                                             business and conduct of the affairs of
                                             the Corporation in such manner as the
                                             Executive Committee shall deem to be in
                                             the best interests of the Corporation.
                                             However, the Executive Committee cannot
                                             elect or remove Board members, increase
                                             or decrease the number of Directors,
                                             elect or remove any Officer, declare
                                             dividends, issue shares or recommend to
                                             shareholders any action requiring
                                             shareholder approval.

Audit                                        The Audit Committee reviews and                    four
                 Thomas G. Bigley            recommends to the full Board the
                 John T. Conroy, Jr.         independent auditors to be selected to
                 Nicholas P. Constantakis    audit the Fund`s financial statements;
                 Charles F. Mansfield, Jr.   meets with the independent auditors
                                             periodically to review the results of the
                                             audits and reports the results to the
                                             full Board; evaluates the independence of
                                             the auditors, reviews legal and
                                             regulatory matters that may have a
                                             material effect on the financial
                                             statements, related compliance policies
                                             and programs, and the related reports
                                             received from regulators; reviews the
                                             Fund`s internal audit function; reviews
                                             compliance with the Fund`s code of
                                             conduct/ethics; reviews valuation issues;
                                             monitors inter-fund lending transactions;
                                             reviews custody services and issues and
                                             investigates any matters brought to the
                                             Committee's attention that are within the
                                             scope of its duties.

Board ownership of shares in the fund and in the Federated family of
Investment companies AS OF DECEMBER 31, 2003
---------------------------------------------------------------------------
                                                                                            Aggregate
                                                                                      Dollar Range of
                                                      Dollar Range of                 Shares Owned in
Interested                                               Shares Owned             Federated Family of
Board Member Name                                             in Fund            Investment Companies
John F. Donahue                                                  None                   Over $100,000
J. Christopher Donahue                                           None                   Over $100,000
Lawrence D. Ellis, M.D.                                  $1 - $10,000                   Over $100,000

Independent
Board Member Name
Thomas G. Bigley                                                 None                   Over $100,000
John T. Conroy, Jr.                                              None                   Over $100,000
Nicholas P. Constantakis                                         None                   Over $100,000
John F. Cunningham                                               None                   Over $100,000
Peter E. Madden                                                  None                   Over $100,000
Charles F. Mansfield, Jr.                                        None              $50,001 - $100,000
John E. Murray, Jr., J.D., S.J.D.                                None                   Over $100,000
Marjorie P. Smuts                                        $1 - $10,000                   Over $100,000
John S. Walsh                                                    None                   Over $100,000

---------------------------------------------------------------------------

INVESTMENT ADVISER
The Adviser conducts investment research and makes investment decisions for the Fund.

The Adviser is a wholly owned subsidiary of Federated.

The Adviser shall not be liable to the Corporation or any Fund shareholder for any losses that may be sustained in the purchase, holding, or sale of any security or for anything done or omitted by it, except acts or omissions involving willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties imposed upon it by its contract with the
Corporation.

As required by the 1940 Act, the Fund's Board has reviewed the Fund's investment advisory contract.  The Board's decision to approve the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.  During its review of the contract, the Board considers many factors, among the most material of which are:
the Fund's investment objectives and long term performance; the Adviser's management philosophy, personnel and processes; the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry; comparable fees in the mutual fund industry; the range and quality of services provided to the Fund and its shareholders by the Federated organization in addition to investment advisory services; and the Fund's relationship to the Federated funds.

In assessing the Adviser's performance of its obligations, the Board also considers whether there has occurred a circumstance or event that would constitute a reason for it to not renew an advisory contract.  In this regard, the Board is mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract.  In particular, the Board recognizes that most shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and in the expectation that the Adviser will have a continuing role in providing advisory services to the Fund.

The Board also considers the compensation and benefits received by the
Adviser.  This includes fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute fund trades, as well as advisory fees.  In this regard, the Board is aware that various courts have interpreted provisions of the 1940 Act and have indicated in their decisions that the following factors may be relevant to an Adviser's compensation:  the nature and quality of the services provided by the
Adviser, including the performance of the Fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize
"economies of scale" as the Fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with the Fund; performance and expenses of comparable funds;
and the extent to which the independent Board members are fully informed about all facts bearing on the Adviser's service and fee.  The Fund's
Board is aware of these factors and takes them into account in its review of the Fund's advisory contract.

The Board considers and weighs these circumstances in light of its substantial accumulated experience in governing the Fund and working with
Federated on matters relating to the Federated funds, and is assisted in its deliberations by the advice of independent legal counsel.  In this regard, the Board requests and receives a significant amount of information about the Fund and the Federated organization.  Federated provides much of this information at each regular meeting of the Board, and furnishes additional reports in connection with the particular meeting at which the Board's formal review of the advisory contracts occurs.  In between regularly scheduled meetings, the Board may receive information on particular matters as the need arises.  Thus, the Board's evaluation of an advisory contract is informed by reports covering such matters as: the
Adviser's investment philosophy, personnel, and processes; the Fund's short- and long-term performance (in absolute terms as well as in relationship to its particular investment program and certain competitor or "peer group" funds), and comments on the reasons for performance; the
Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities; the nature and extent of the advisory and other services provided to the Fund by the
Adviser and its affiliates; compliance and audit reports concerning the
Federated funds and the Federated companies that service them; and
relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them.

The Board also receives financial information about Federated, including reports on the compensation and benefits Federated derives from its relationships with the Federated funds.  These reports cover not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds'
administrator and transfer agent).  The reports also discuss any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades.

The Board bases its decision to approve an advisory contract on the totality of the circumstances and relevant factors, and with a view to past and future long-term considerations.  Not all of the factors and considerations identified above are relevant to every Federated fund, nor does the Board consider any one of them to be determinative.  Because the totality of circumstances includes considering the relationship of each
Federated fund, the Board does not approach consideration of every
Federated fund's advisory contract as if that were the only Federated fund.


Services Agreement

Federated Advisory Services Company, an affiliate of the Adviser, provides certain support services to the Adviser.  The fee for these services is paid by the Adviser and not by the Fund.


Other Related Services
Affiliates of the Adviser may, from time to time, provide certain electronic equipment and software to institutional customers in order to facilitate the purchase of Fund Shares offered by the Distributor.

Code of Ethics Restrictions on Personal Trading

As required by SEC rules, the Fund, its Adviser, and its Distributor have adopted codes of ethics.  These codes govern securities trading activities of investment personnel, Fund Directors, and certain other employees.
Although they do permit these people to trade in securities, including those that the Fund could buy, they also contain significant safeguards designed to protect the Fund and its shareholders from abuses in this area, such as requirements to obtain prior approval for, and to report, particular transactions.


Voting Proxies on Fund Portfolio Securities
The Board has delegated to the Adviser authority to vote proxies on the securities held in the Fund's portfolio.  The Board has also approved the
Adviser's policies and procedures for voting the proxies, which are described below.

Proxy Voting Policies
The Adviser's general policy is to cast proxy votes in favor of proposals that the Adviser anticipates will enhance the long-term value of the securities being voted.  Generally, this will mean voting for proposals that the Adviser believes will: improve the management of a company;
increase the rights or preferences of the voted securities; and/or increase the chance that a premium offer would be made for the company or for the voted securities.

The following examples illustrate how these general policies may apply to proposals submitted by a company's board of directors.  However, whether the Adviser supports or opposes a proposal will always depend on the specific circumstances described in the proxy statement and other available information.

On matters of corporate governance, generally the Adviser will vote for proposals to: require independent tabulation of proxies and/or confidential voting by shareholders; reorganize in another jurisdiction
(unless it would reduce the rights or preferences of the securities being voted); and repeal a shareholder rights plan (also known as a "poison pill").  The Adviser will generally vote against the adoption of such a plan (unless the plan is designed to facilitate, rather than prevent, unsolicited offers for the company).

On matters of capital structure, generally the Adviser will vote: against proposals to authorize or issue shares that are senior in priority or voting rights to the securities being voted; for proposals to grant preemptive rights to the securities being voted; and against proposals to eliminate such preemptive rights.

On matters relating to management compensation, generally the Adviser will vote: for stock incentive plans that align the recipients' interests with the interests of shareholders without creating undue dilution; and against proposals that would permit the amendment or replacement of outstanding stock incentives with new stock incentives having more favorable terms.

On matters relating to corporate transactions, the Adviser will vote proxies relating to proposed mergers, capital reorganizations, and similar transactions in accordance with the general policy, based upon its analysis of the proposed transaction.  The Adviser will vote proxies in contested elections of directors in accordance with the general policy, based upon its analysis of the opposing slates and their respective proposed business strategies.  Some transactions may also involve proposed changes to the company's corporate governance, capital structure or management compensation.  The Adviser will vote on such changes based on its evaluation of the proposed transaction or contested election.  In these circumstances, the Adviser may vote in a manner contrary to the general practice for similar proposals made outside the context of such a proposed transaction or change in the board.  For example, if the Adviser decides to vote against a proposed transaction, it may vote for anti-takeover measures reasonably designed to prevent the transaction, even though the Adviser typically votes against such measures in other contexts.

The Adviser generally votes against proposals submitted by shareholders without the favorable recommendation of a company's board.  The Adviser believes that a company's board should manage its business and policies, and that shareholders who seek specific changes should strive to convince the board of their merits or seek direct representation on the board.

In addition, the Adviser will not vote if it determines that the consequences or costs outweigh the potential benefit of voting.  For example, if a foreign market requires shareholders casting proxies to retain the voted shares until the meeting date (thereby rendering the shares "illiquid" for some period of time), the Adviser will not vote proxies for such shares.

Proxy Voting Procedures
The Adviser has established a Proxy Voting Committee (Proxy Committee), to exercise all voting discretion granted to the Adviser by the Board in accordance with the proxy voting policies.  The Adviser has hired Investor
Responsibility Research Center (IRRC) to obtain, vote, and record proxies in accordance with the Proxy Committee's directions.  The Proxy Committee directs IRRC by means of Proxy Voting Guidelines, and IRRC may vote any proxy as directed in the Proxy Voting Guidelines without further direction from the Proxy Committee (and may make any determinations required to implement the Proxy Voting Guidelines).  However, if the Proxy Voting
Guidelines require case-by-case direction for a proposal, IRRC will provide the Proxy Committee with all information that it has obtained regarding the proposal and the Proxy Committee will provide specific direction to IRRC.  The Adviser's proxy voting procedures generally permit the Proxy Committee to amend the Proxy Voting Guidelines, or override the directions provided in such Guidelines, whenever necessary to comply with the proxy voting policies.

Conflicts of Interest
The Adviser has adopted procedures to address situations where a matter on which a proxy is sought may present a potential conflict between the interests of the Fund (and its shareholders) and those of the Adviser or
Distributor.  This may occur where a significant business relationship exists between the Adviser (or its affiliates) and a company involved with a proxy vote.  A company that is a proponent, opponent, or the subject of a proxy vote, and which to the knowledge of the Proxy Committee has this type of significant business relationship, is referred to as an
"Interested Company."

The Adviser has implemented the following procedures in order to avoid concerns that the conflicting interests of the Adviser have influenced proxy votes.  Any employee of the Adviser who is contacted by an
Interested Company regarding proxies to be voted by the Adviser must refer the Interested Company to a member of the Proxy Committee, and must inform the Interested Company that the Proxy Committee has exclusive authority to determine how the Adviser will vote.  Any Proxy Committee member contacted by an Interested Company must report it to the full Proxy Committee and provide a written summary of the communication.  Under no circumstances will the Proxy Committee or any member of the Proxy Committee make a commitment to an Interested Company regarding the voting of proxies or disclose to an Interested Company how the Proxy Committee has directed such proxies to be voted.  If the Proxy Voting Guidelines already provide specific direction on the proposal in question, the Proxy Committee shall not alter or amend such directions.  If the Proxy Voting Guidelines require the Proxy Committee to provide further direction, the Proxy
Committee shall do so in accordance with the proxy voting policies, without regard for the interests of the Adviser with respect to the
Interested Company.  If the Proxy Committee provides any direction as to the voting of proxies relating to a proposal affecting an Interested
Company, it must disclose to the Fund's Board information regarding: the significant business relationship; any material communication with the
Interested Company; the matter(s) voted on; and how, and why, the Adviser voted as it did.

If the Fund holds shares of another investment company for which the
Adviser (or an affiliate) acts as an investment adviser, the Proxy
Committee will vote the Fund's proxies in the same proportion as the votes cast by shareholders who are not clients of the Adviser at any shareholders' meeting called by such investment company, unless otherwise directed by the Board.


BROKERAGE TRANSACTIONS
When selecting brokers and dealers to handle the purchase and sale of portfolio instruments, the Adviser looks for prompt execution of the order at a favorable price. The Adviser will generally use those who are recognized dealers in specific portfolio instruments, except when a better price and execution of the order can be obtained elsewhere. The Adviser may select brokers and dealers based on whether they also offer research services (as described below). In selecting among firms believed to meet these criteria, the Adviser may give consideration to those firms which have sold or are selling Shares of the Fund and other funds distributed by the Distributor and its affiliates. The Adviser may also direct certain portfolio trades to a broker that, in turn, pays a portion of the Fund's operating expenses.  The Adviser makes decisions on portfolio transactions and selects brokers and dealers subject to review by the Fund's Board.

Investment decisions for the Fund are made independently from those of other accounts managed by the Adviser. Except as noted below, when the
Fund and one or more of those accounts invests in, or disposes of, the same security, available investments or opportunities for sales will be allocated among the Fund and the account(s) in a manner believed by the
Adviser to be equitable. While the coordination and ability to participate in volume transactions may benefit the Fund, it is possible that this procedure could adversely impact the price paid or received and/or the position obtained or disposed of by the Fund. Investments for Federated
Kaufmann Fund and other accounts managed by that fund's portfolio managers in initial public offerings ("IPO") are made independently from any other accounts, and much of their non-IPO trading may also be conducted independently from other accounts.

Research Services
Research services may include advice as to the advisability of investing in securities; security analysis and reports; economic studies; industry studies; receipt of quotations for portfolio evaluations; and similar services. Research services may be used by the Adviser or by affiliates of
Federated in advising other accounts. To the extent that receipt of these services may replace services for which the Adviser or its affiliates might otherwise have paid, it would tend to reduce their expenses. The
Adviser and its affiliates exercise reasonable business judgment in selecting those brokers who offer brokerage and research services to execute securities transactions. They determine in good faith that commissions charged by such persons are reasonable in relationship to the value of the brokerage and research services provided.


ADMINISTRATOR
Federated Administrative Services (FAS), a subsidiary of Federated, provides administrative personnel and services (including certain legal and financial reporting services) necessary to operate the Fund. FAS provides these at the following annual rate of the average aggregate daily net assets of all Federated funds as specified below:

                          Average Aggregate Daily
Maximum                   Net Assets of the
Administrative Fee        Federated Funds
0.150 of 1%               on the first $5 billion
0.125 of 1%               on the next $5 billion
0.100 of 1%               on the next $10 billion
0.075 of 1%               on assets over $20 billion
The administrative fee received during any fiscal year shall be at least
$150,000 per portfolio and $40,000 per each additional class of Shares.
FAS may voluntarily waive a portion of its fee and may reimburse the Fund for expenses.
---------------------------------------------------------------------------

FAS also provides certain accounting and recordkeeping services with respect to the Fund's portfolio investments for a fee based on Fund assets plus out-of-pocket expenses.


CUSTODIAN
State Street Bank and Trust Company, Boston, Massachusetts, is custodian for the securities and cash of the Fund.  Foreign instruments purchased by the Fund are held by foreign banks participating in a network coordinated by State Street Bank.

TRANSFER AGENT AND DIVIDEND DISBURSING AGENT
Federated Services Company, through its registered transfer agent subsidiary, FSSC, maintains all necessary shareholder records. The Fund pays the transfer agent a fee based on the size, type and number of accounts and transactions made by shareholders.

INDEPENDENT PUBLIC ACCOUNTANTs
The independent public accountant for the Fund, Deloitte and Touche LLP, conducts its audits in accordance with auditing standards generally accepted in the United States of America, which require it to plan and perform its audits to provide reasonable assurance about whether the
Fund's financial statements and financial highlights are free of material misstatement.


FEES PAID BY THE FUND FOR SERVICES
For the Year Ended
November 30                         2003                2002            2001
Advisory Fee Earned              $8,847,541          $7,555,557      $7,184,335
Advisory Fee Reduction           $1,246,172          $1,130,172      $1,166,200
Advisory Fee Reimbursement         $5,494              $2,615           $488
Administrative Fee                $888,098            $757,571        $721,225
12b-1 Fee:
 Class A Shares                      --                  --              --
 Class B Shares                  $3,526,874              --              --
 Class C Shares                   $648,303               --              --
Shareholder Services Fee:
  Class A Shares                  $915,262               --              --
  Class B Shares                 $1,175,625              --              --
  Class C Shares                  $216,101               --              --
  Class F Shares                  $642,193               --              --
Fees are allocated among classes based on their pro rata share of Fund assets, except for marketing (Rule 12b-1) fees and shareholder services fees, which are borne only by the applicable class of Shares.
---------------------------------------------------------------------------


HOW DOES THE FUND MEASURE PERFORMANCE?

The Fund may advertise Share performance by using the SEC's standard methods for calculating performance applicable to all mutual funds. The
SEC also permits this standard performance information to be accompanied by non-standard performance information.

Share performance reflects the effect of non-recurring charges, such as maximum sales charges, which, if excluded, would increase the total return and yield. The performance of Shares depends upon such variables as:
portfolio quality; average portfolio maturity; type and value of portfolio securities; changes in interest rates; changes or differences in the
Fund's or any class of Shares' expenses; and various other factors.

Share performance fluctuates on a daily basis largely because net earnings and/or the value of portfolio holdings fluctuate daily. Both net earnings and offering price per Share are factors in the computation of yield and total return.


Average Annual Total Returns and Yield
Total returns are given for the one-year, five-year and ten-year or Start of Performance periods ended November 30, 2003.

Yield is given for the 30-day period ended November 30, 2003.

                                                                                    Start of
                                                                                 Performance on
                         30-Day Period         1 Year           5 Years             6/28/1995
Class A:
Total Return
  Before Taxes                N/A               8.51%            4.56%                6.15%
  After Taxes on
  Distributions               N/A               6.05%            1.66%                3.19%
  After Taxes on
  Distributions
  and Sale of Shares          N/A               5.43%            2.02%                3.34%
Yield                        5.30%               N/A              N/A                  N/A
                                                                                    Start of
                                                                                 Performance on
                         30-Day Period         1 Year           5 Years             6/28/1995
Class B:
Total Return
  Before Taxes                N/A               7.19%            4.41%                5.94%
  After Taxes on
  Distributions               N/A               4.95%            1.79%                3.29%
  After Taxes on
  Distributions
  and Sale of Shares          N/A               4.59%            2.08%                3.39%
Yield                        4.75%               N/A              N/A                  N/A
                                                                                    Start of
                                                                                 Performance on
                         30-Day Period         1 Year           5 Years             6/28/1995
Class C:
Total Return
  Before Taxes                N/A              10.51%            4.53%                5.79%
  After Taxes on
  Distributions               N/A               8.30%            1.94%                3.16%
  After Taxes on
  Distributions
  and Sale of Shares          N/A               6.75%            2.21%                3.26%
Yield                        4.70%               N/A              N/A                  N/A

--------------------     30-Day Period         1 Year           5 Years             10 Years
Class F:
Total Return
  Before Taxes                N/A              11.36%            5.33%                6.47%
  After Taxes on
  Distributions               N/A               8.84%            2.43%                3.40%
  After Taxes on
  Distributions
  and Sale of Shares          N/A               7.28%            2.68%                3.54%
Yield                        5.47%               N/A              N/A                  N/A

---------------------------------------------------------------------------


TOTAL RETURN
Total return represents the change (expressed as a percentage) in the value of Shares over a specific period of time, and includes the investment of income and capital gains distributions.

The average annual total return for Shares is the average compounded rate of return for a given period that would equate a $10,000 initial investment to the ending redeemable value of that investment. The ending redeemable value is computed by multiplying the number of Shares owned at the end of the period by the NAV per Share at the end of the period. The number of Shares owned at the end of the period is based on the number of
Shares purchased at the beginning of the period with $10,000, less any applicable sales charge, adjusted over the period by any additional
Shares, assuming the annual reinvestment of all dividends and distributions.

Total returns after taxes are calculated in a similar manner, but reflect additional standard assumptions required by the SEC.

YIELD
The yield of Shares is calculated by dividing: (i) the net investment income per Share earned by the Shares over a 30-day period; by (ii) the maximum offering price per Share on the last day of the period. This number is then annualized using semi-annual compounding. This means that the amount of income generated during the 30-day period is assumed to be generated each month over a 12-month period and is reinvested every six months.  The yield does not necessarily reflect income actually earned by
Shares because of certain adjustments required by the SEC and, therefore, may not correlate to the dividends or other distributions paid to shareholders.

To the extent investment professionals and broker/dealers charge fees in connection with services provided in conjunction with an investment in
Shares, the Share performance is lower for shareholders paying those fees.


PERFORMANCE COMPARISONS
Advertising and sales literature may include:

o     references to ratings, rankings, and financial publications and/or performance comparisons of Shares to certain indices;

o     charts, graphs and illustrations using the Fund's returns, or returns in general, that demonstrate investment concepts such as tax-deferred compounding, dollar-cost averaging and systematic investment;

o     discussions of economic, financial and political developments and their impact on the securities market, including the portfolio manager's views on how such developments could impact the Fund; and

o     information about the mutual fund industry from sources such as the
  Investment Company Institute.

The Fund may compare its performance, or performance for the types of securities in which it invests, to a variety of other investments, including federally insured bank products such as bank savings accounts, certificates of deposit and Treasury bills.

The Fund may quote information from reliable sources regarding individual countries and regions, world stock exchanges, and economic and demographic statistics.

You may use financial publications and/or indices to obtain a more complete view of Share performance. When comparing performance, you should consider all relevant factors such as the composition of the index used, prevailing market conditions, portfolio compositions of other funds, and methods used to value portfolio securities and compute offering price. The financial publications and/or indices which the Fund uses in advertising may include:

Advertising and sales literature may include:

o     references to ratings, rankings, and financial publications and/or performance comparisons of Shares to certain indices;

o     charts, graphs and illustrations using the Fund's returns, or returns in general, that demonstrate investment concepts such as tax-deferred compounding, dollar-cost averaging and systematic investment;

o     discussions of economic, financial and political developments and their impact on the securities market, including the portfolio manager's views on how such developments could impact the Fund; and

o     information about the mutual fund industry from sources such as the
      Investment Company Institute.

The Fund may  compare  its  performance,  or  performance  for the types of securities  in  which  it  invests,  to a  variety  of  other  investments, including  federally  insured bank products such as bank savings  accounts, certificates of deposit, and Treasury bills.

  The Fund may quote information from reliable sources regarding individual countries and regions, world stock exchanges, and economic and demographic statistics.
  You may use financial publications and/or indices to obtain a more complete view of Share performance. When comparing performance, you should consider all relevant factors such as the composition of the index used, prevailing market conditions, portfolio compositions of other funds, and methods used to value portfolio securities and compute offering price. The financial publications and/or indices which the Fund uses in advertising may include:


Lehman Brothers High Yield Index
Covers the universe of fixed rate,  publicly issued,  non-investment  grade debt  registered  with the SEC. All bonds  included in the High Yield Index must be  dollar-denominated  and  nonconvertible and have at least one year remaining  to  maturity  and an  outstanding  par  value of at  least  $100 million.  Generally  securities  must be  rated  Ba1 or  lower  by  Moody's
Investors  Service,  including  defaulted  issues.  If no Moody's rating is available,  bonds must be rated BB+ or lower by S&P;  and if no S&P rating is available,  bonds must be rated below  investment grade by Fitch,
IBCA,  Inc. A small number of unrated bonds is included in the index; to be eligible  they must have  previously  held a high yield rating or have been associated with a high yield issuer, and must trade accordingly.

Lipper Analytical Services, Inc.
Ranks funds in various fund categories by making  comparative  calculations using total return.  Total return assumes the  reinvestment  of all capital gains  distributions and income dividends and takes into account any change in net asset value over a specified period of time.

Lehman Brothers Government/Credit (Total) Index
Comprised of  approximately  5,000 issues which include:  non-  convertible bonds  publicly  issued by the U.S.  government or its agencies;  corporate bonds  guaranteed by the U.S.  government and  quasi-federal  corporations;
and  publicly  issued,  fixed  rate,  non-  convertible  domestic  bonds of companies in industry,  public utilities, and finance. The average maturity of these bonds approximates nine years.  Tracked by Lehman Brothers,  Inc., the index  calculates  total returns for  one-month,  three-month,  twelve-
month, and ten-year periods and year-to-date.

Salomon Brothers Aaa-Aa Corporate Index
Salomon  Brothers  Aaa-Aa  Corporate  Index  calculates  total  returns  of approximately  775 issues  which  include  long-term,  high grade  domestic corporate  taxable bonds,  rated AAA-AA with  maturities of twelve years or more and companies in industry, public utilities, and finance.

Merrill Lynch Corporate & Government Master Index
Merrill  Lynch  Corporate  &  Government  Master  Index is an unmanaged index comprised of approximately  4,821 issues which include corporate debt obligations  rated  BBB or  better  and  publicly  issued,  non-convertible domestic debt of the U.S.  government or any agency thereof.  These quality parameters  are based on  composites  of ratings  assigned by Standard  and
Poor's Ratings Group and Moody's  Investors  Service.  Only notes and bonds with a minimum maturity of one year are included.

Merrill Lynch Corporate Master Index
An  unmanaged  index  comprised  of  approximately   4,256  corporate  debt
obligations  rated BBB or better.  These  quality  parameters  are based on composites  of ratings  assigned by Standard and Poor's  Ratings  Group and
Moody's  Investors  Service,  Inc. Only bonds with minimum  maturity of one year are included.

Lehman Brothers Credit Bond Index
The Lehman  Brothers  Credit Bond Index is comprised of a large universe of bonds issued by industrial,  utility and financial  companies  which have a minimum  rating of Baa by Moody's  Investors  Service,  BBB by Standard and
Poor's  Ratings  Group or, in the case of bank bonds not rated by either of the previously mentioned services, BBB by Fitch, IBCA, Inc.

Morningstar, Inc.

Morningstar, Inc., an independent rating service, is the publisher of the bi-weekly Mutual Fund Values. Mutual Fund Values rates more than 1,000
NASDAQ-listed Mutual Funds of all types, according to their risk-adjusted returns. The maximum rating is five stars, and ratings are effective for two weeks.

WHO IS FEDERATED INVESTORS, INC.?

Federated  is  dedicated to meeting  investor  needs by making  structured, straightforward and consistent investment  decisions.  Federated investment products  have a history of  competitive  performance  and have  gained the confidence of thousands of financial institutions and individual investors.

Federated's  disciplined  investment  selection  process is rooted in sound methodologies  backed by fundamental and technical research.  At Federated, success in investment  management  does not depend solely on the skill of a single  portfolio  manager.  It  is a  fusion  of  individual  talents  and state-of-the-art  industry  tools  and  resources.  Federated's  investment process involves teams of portfolio  managers and analysts,  and investment decisions  are  executed by traders who are  dedicated  to specific  market sectors and who handle trillions of dollars in annual trading volume.


Federated Funds overview

Municipal Funds
In the  municipal  sector,  as of December 31, 2003,  Federated  managed 14 bond funds with  approximately  $3.8  billion in assets and 22 money market funds with approximately $23.0 billion in total assets. In 1976,  Federated introduced  one of the first  municipal  bond mutual  funds in the industry
and  is  now  one  of  the  largest   institutional   buyers  of  municipal
securities.  The Funds may quote  statistics from  organizations  including
The Tax  Foundation  and the National  Taxpayers  Union  regarding  the tax obligations of Americans.

Equity Funds
In the equity sector,  Federated has more than 32 years' experience.  As of
December   31,   2003,   Federated   managed  36  equity   funds   totaling
approximately $25.6 billion in assets across growth,  value, equity income,
international,   index  and  sector  (i.e.  utility)  styles.   Federated's
value-oriented  management  style  combines  quantitative  and  qualitative analysis and features a structured,  computer-assisted  composite  modeling system that was developed in the 1970s.

Corporate Bond Funds
In the corporate bond sector,  as of December 31, 2003,  Federated  managed
11 money  market  funds and 4 bond funds with  assets  approximating  $61.7
billion  and  $3.4  billion,   respectively.   Federated's  corporate  bond
decision  making--based on intensive,  diligent credit  analysis--is backed by over 30 years of  experience  in the  corporate  bond  sector.  In 1972,
Federated  introduced  one  of  the  first  high-yield  bond  funds  in the industry.  In  1983,  Federated  was  one of the  first  fund  managers  to participate in the asset backed  securities  market, a market totaling more than $209 billion.

Government Funds
In the  government  sector,  as of December 31, 2003,  Federated  managed 7 mortgage backed, 3 multi-sector  government funds, 4 government/agency  and
19 government  money market mutual funds,  with assets  approximating  $4.9 billion,  $0.9  billion,  $2.9  billion  and $56.2  billion,  respectively.
Federated  trades  approximately  $90.4  billion  in  U.S.  government  and mortgage backed  securities daily and places  approximately  $35 billion in repurchase  agreements  each  day.  Federated  introduced  the  first  U.S.
government  fund to  invest in U.S.  government  bond  securities  in 1969.
Federated  has  been a major  force  in the  short-  and  intermediate-term government  markets  since 1982 and  currently  manages  approximately  $50 billion in government funds within these maturity ranges.

Money Market Funds
In the money market sector, Federated gained prominence in the mutual fund industry in 1974 with the creation of the first institutional money market fund. Simultaneously, the company pioneered the use of the amortized cost method of accounting for valuing shares of money market funds, a principal means used by money managers today to value money market fund shares.
Other innovations include the first institutional tax-free money market fund. As of December 31, 2003, Federated managed $136.2 billion in assets across 52 money market funds, including 19 government, 10 prime, 22 municipal and 1 euro-denominated with assets approximating $56.2 billion,
$59.4 billion, $20.6 billion and $173.9 million, respectively.

The Chief  Investment  Officers  responsible  for  oversight of the various investment  sectors within  Federated are:  Global Equity - Stephen F. Auth is responsible  for  overseeing the management of Federated's  domestic and international equity products;  Global Fixed Income - William D. Dawson III is responsible  for  overseeing the management of Federated's  domestic and international fixed income and high yield products.

Mutual Fund Market
Forty-nine  percent of American  households  are pursuing  their  financial goals through  mutual funds.  These  investors,  as well as businesses  and institutions,  have entrusted over $6.2 trillion to the approximately 8,300 funds available, according to the Investment Company Institute.

Federated Clients Overview
Federated  distributes  mutual funds through its subsidiaries for a variety of investment purposes. Specific markets include:

Institutional Clients
Federated  meets the needs of  approximately  3,035  institutional  clients nationwide  by managing and  servicing  separate  accounts and mutual funds
for  a  variety  of  purposes,   including   defined  benefit  and  defined
contribution  programs,  cash management,  and asset/liability  management.
Institutional  clients  include  corporations,  pension  funds,  tax exempt entities,  foundations/endowments,  insurance companies, and investment and financial advisers.

Bank Marketing
Other  institutional  clients  include  more  than  1,600  banks  and trust organizations.  Virtually  all of the trust  divisions  of the top 100 bank holding companies use Federated funds in their clients' portfolios.

Broker/Dealers and Bank Broker/Dealer Subsidiaries
Federated  funds are available to consumers  through major  brokerage firms nationwide--Federated  has over 2,000  broker/dealer and bank  broker/dealer relationships  across the  country--supported  by more wholesalers than any
other   mutual  fund   distributor.   Federated's   service  to   financial
professionals  and  institutions  has  earned it high  ratings  in  several surveys  performed by DALBAR,  Inc.  DALBAR is  recognized  as the industry benchmark for service quality measurement.

FINANCIAL INFORMATION

The Financial Statements for the Fund for the fiscal year ended November
30, 2003 are incorporated herein by reference to the Annual Report to
Shareholders of Federated Bond Fund dated November 30, 2003.

INVESTMENT RATINGS

Standard and Poor's Long-Term Debt Rating Definitions
AAA--Highest credit quality. 'AAA' ratings denote the lowest expectation of credit risk. They are assigned only in case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA--Very high credit quality. 'AA' ratings denote a very low expectation of credit risk. They indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A--High credit quality. 'A' ratings denote a low expectation of credit risk. The capacity for timely payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

BBB--Good credit quality. 'BBB' ratings indicate that there is currently a low expectation of credit risk. The capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this capacity. This is the lowest investment-grade category.

BB--Speculative. 'BB' ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time; however, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment grade.

B--Highly speculative. 'B' ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is contingent upon a sustained, favourable business and economic environment.

CCC, CC, C--High default risk. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon sustained, favourable business or economic developments. A 'CC' rating indicates that default of some kind appears probable. 'C' ratings signal imminent default.

Moody's Investors Service Commercial Paper Ratings
Prime-1--Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations.
Prime-1 repayment ability will often be evidenced by many of the following characteristics: leading market positions in well established industries, high rates of return on funds employed, conservative capitalization structure with moderate reliance on debt and ample asset protection, broad margins in earning coverage of fixed financial charges and high internal cash generation, and well-established access to a range of financial markets and assured sources of alternate liquidity.

Prime-2--Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above, but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

Standard and Poor's Commercial Paper Ratings
A-1-- A short-term obligation rated 'A-1' is rated in the highest category by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor's capacity to meet its financial commitment on these obligations is extremely strong.

A-2-- A short-term obligation rated 'A-2' is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory.

Fitch Ratings Commercial Paper Rating Definitions
F-1--Indicates the strongest capacity for timely payment of financial commitments relative to other issuers or issues in the same country. Under their national rating scale, this rating is assigned to the "best" credit risk relative to all others in the same country and is normally assigned to all financial commitments issued or guaranteed by the sovereign state.
Where the credit risk is particularly strong, a "+" is added to the assigned rating.

F-2-- Indicates a satisfactory capacity for timely payment of financial commitments relative to other issuers or issues in the same country.
However, the margin of safety is not as great as in the case of the higher ratings.

Addresses

Federated bond fund

Class A Shares
Class B Shares
Class C Shares
Class F Shares

Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000

Distributor
Federated Securities Corp.
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Investment Adviser
Federated Investment Management Company
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Custodian
State Street Bank and Trust Company
P.O. Box 8600
Boston, MA 02266-8600

Transfer Agent and Dividend Disbursing Agent
Federated Shareholder Services Company
P.O. Box 8600
Boston, MA 02266-8600

Independent Public Accountants
Deloitte & Touche LLP
200 Berkeley Street
Boston, MA 02116

PART C.     OTHER INFORMATION.

Item 23.
            (a)               Copy of Articles of Incorporation of the
                              Registrant; (1)
                  (i)         Conformed copy of Articles Supplementary, dated
                              July 1, 1993; (12)
                  (ii)        Conformed copy of Articles Supplementary, dated
                              May 20, 1994; (12)
                  (iii)       Conformed copy of Articles Supplementary, dated
                              May 18, 1995; (12)
                  (iv)        Conformed copy of Articles of Amendment, dated
                              March 29, 1996; (12)
                  (v)         Conformed copy of Articles Supplementary, dated
                              November 15, 1996; (12)
                  (vi)        Conformed copy of Certificate of Correction,
                              dated February 28, 1997; (12)
                  (vii)       Conformed copy of Certificate of Correction,
                              dated February 28, 1997; (12)
            (b)               Copy of By-Laws of the Registrant; (1)
                  (i)         Copy of Amendment No.1 to the By-Laws of
                              Registrant; (11)
                  (ii)        Copy of Amendment No.2 to the By-Laws of
                              Registrant; (11)
                  (iii)       Copy of Amendment No.3 to the By-Laws of
                              Registrant; (11)
                  (iv)        Copy of Amendment No. 4 to the By-Laws of
                              Registrant; (14)
                  (v)         Copy of Amendment No. 5 to the By-Laws of
                              Registrant; (15)
            (c)   (i)         Copies of Specimen Certificates for Shares of
                              Capital Stock of Federated Bond Fund; (5)
                  (ii)        Copy of Specimen Certificate for Shares of
                              Common Stock of Class F Shares of Federated Bond
                              Fund; (7)
            (d)               Conformed copy of Investment Advisory Contract
                              of the Registrant; (3)
                  (i)         Conformed copy of Limited Power of Attorney of
                              the Adviser; (14)
                  (ii)        Conformed copy of Amendment to Investment
                              Advisory Contract of the Registrant; (14)
            (e)   (i)         Copy of Distributor's Contract of Registrant; (2)
                  (ii)        Conformed copy of Exhibits C and D to
                              Distributor's Contract; (4)
                  (iii)       Conformed copy of Exhibits E, F, and G to
                              Distributor's Contract; (5)
                  (iv)        Conformed copy of Distributor's Contract (Class
                              B    Shares) including Exhibit 1 and Schedule A;
                              (10)
                  (v)         The Registrant hereby incorporates the conformed
                              copy of the specimen Mutual Funds Sales and
                              Service Agreement; Mutual Funds Service
                              Agreement; and Plan Trustee/Mutual Funds Service
                              Agreement from Item 24(b)(6) of the Cash Trust
                              Series II Registration Statement on Form N-1A,
                              filed with the Commission on July 24, 1995.
                              (File Nos. 33-38550 and 811-6269);
                  (vi)        Conformed copy of Amendment to Distributor's
                              Contract of Registrant; (14)
                  (vii)       Conformed copy of Amendment to Distributor's
                              Contract of Registrant; (15)
            (f)               Not applicable;
            (g)   (i)         Conformed copy of Custodian Agreement of the
                              Registrant;(3)
                  (ii)        Conformed copy of State Street Domestic Custody
                              Fee Schedule; (9)
            (h)   (i)         Conformed copy of Principal Shareholder
                              Servicer's Agreement (Class B Shares) including
                              Exhibit 1 and Schedule A; (10)
                  (ii)        Conformed copy of Shareholder Services Agreement
                              (Class B Shares) including Exhibit 1 and
                              Schedule A; (10)
                  (iii)       Amended and Restated Agreement for Fund
                              Accounting Services, Administrative Services,
                              Transfer Agency Services, and Custody Services
                              Procurement; (11)
                  (iv)        The Registrant hereby incorporates by reference
                              the conformed copy of the Shareholder Services
                              Sub-Contract between Fidelity and Federated
                              Shareholder Services from Item 24(b)(9)(iii) of
                              the Federated GNMA Trust Registration Statement
                              on Form N-1A, filed with the Commission on March
                              25, 1996 (File Nos. 2-75670 and 811-3375);
                  (v)         Conformed copy of Second Amended and Restated
                              Shareholder Services Agreement; (13)
(vi)  The responses described in Item 23(e)(iii) are hereby incorporated by reference;
(vii) The Registrant hereby incorporates by reference the conformed copy of the
                              Agreement for Administrative Services from Item
                              23 (h)(vix) of the Federated Index Trust
                              Registration Statement on Form N-1A, filed with
                              the Commission on December 30, 2003. (File Nos.
                              33-33852 and 811-6061).
            (i)               Copy of Opinion and Consent of Counsel as to
                              legality of shares being registered; (2)
            (j)               Conformed copy of Consent of Independent
                              Auditors; (+)
            (k)               Not applicable;
            (l)               Not applicable;
            (m)   (i)         Copy of Distribution Plan; (2)
                  (ii)        Conformed Copy of Exhibits B and C to
                              Distribution Plan; (4)
                  (iii)       Conformed Copy of Exhibits D, E, and F to
                              Distribution Plan; (5)
                  (iv)        Conformed copy of Exhibit 1 to the 12b-1
                              Distribution Plan (Class B Shares) of the
                              Registrant; (10)
                  (v)         The responses described in Item 23(e)(iii) are
                              hereby incorporated by reference;
            (n)               The Registrant hereby incorporates the conformed
                              copy of the Multiple Class Plan from Item (n) of
                              Federated Income Securities Trust Registration
                              Statement on Form N-1A, filed with the
                              Commission on June 30, 2003. (File Nos. 33-3164
                              and 811-4577);
            (o)   (i)         Conformed Copy of Power of Attorney; (12)
                  (ii)        Conformed Copy of Power of Attorney of Chief
                              Investment Officer of the Registrant (12)
                  (iii)       Conformed Copy of Power of Attorney of Trustee
                              John F. Cunningham; (12)
                  (iv)        Conformed Copy of Power of Attorney of Trustee
                              Charles F. Mansfield, Jr.; (12)
                  (v)         Conformed Copy of Power of Attorney of Trustee
                              John S. Walsh. (12)
            (p)               The Registrant hereby incorporates the conformed
                              copy of the Code of Ethics for Access Persons
                              from Item 23(p) of the Federated Institutional
                              Trust Registration Statement on Form N-1A filed
                              with the Commission on September 30, 2003. (File
                              Nos. 33-54445 and 811-7193).

________________________________________
+     All exhibits have been filed electronically via EDGAR.
(1)   Response is incorporated by reference to Registrant's Initial
      Registration Statement on Form N-1A filed August 21, 1992.  (File No.
      33-48847 and 811-07021)
(2)   Response is incorporated by reference to Registrant's Pre-Effective
      Amendment No. 1 on Form N-1A filed September 8, 1992. (File No. 33-48847 and 811-07021)
(3)   Response is incorporated by reference to Registrant's Post-Effective
      Amendment No. 4 on Form N-1A filed December 29, 1993.  (File No.
      33-48847 and 811-07021)
(4)   Response is incorporated by reference to Registrant's Post-Effective
      Amendment No. 5 on Form N-1A filed December 23, 1994 (File No. 33-48847 and 811-07021)
(5)   Response is incorporated by reference to Registrant's Post-Effective
      Amendment No. 7 on Form N-1A filed July 27, 1995 (File No. 33-48847 and
      811-07021)
(7)   Response is incorporated by reference to Registrant's Post-Effective
      Amendment No. 11 on Form N-1A filed February 18, 1997 (File No. 33-48847 and 811-07021)
(9)   Response is incorporated by reference to Registrant's Post-Effective
      Amendment No. 13 on Form N-1A filed October 24, 1997 (File No. 33-48847 and 811-07021)
(10)  Response is incorporated by reference to Registrant's Post-Effective
      Amendment No. 15 on Form N-1A filed December 31, 1997 (File No. 33-48847 and 811-07021)
(11)  Response is incorporated by reference to Registrant's Post-Effective
      Amendment No. 16 on Form N-1A filed October 30, 1998 (File No. 33-48847 and 811-07021)
(12)  Response is incorporated by reference to Registrant's Post-Effective
      Amendment No. 18 on Form N-1A filed October 29, 1999 (File No.
      33-48847and 811-07021)
(13)  Response is incorporated by reference to Registrant's Post-Effective
      Amendment No. 21 on Form N-1A filed January 23, 2002 (File No. 33-48847 and 811-07021)
(14)  Response is incorporated by reference to Registrant's Post-Effective Amendment
      No. 22 on form N-1A filed January 29, 2003. (File No. 33-48847 and
      811-07021)
(15)  Response is incorporated by reference to Registrant's Post-Effective Amendment
      No. 23 on Form N-1A filed November 26, 2003. (File No. 33-48847 and
      811-07021)

Item 24.    Persons Controlled by or Under Common Control with Fund:

            None

Item 25.    Indemnification:  (1)

Item 26.    Business and Other Connections of Investment Adviser:

            For a description of the other business of the investment adviser, see the section entitled "Who Manages the Fund?" in Part A. The affiliations with the Registrant of four of the Trustees and one of the Officers of the investment adviser are included in Part B of this Registration
            Statement under "Who Manages and Provides Services to the Fund?"  The remaining Trustees of the investment adviser and, in parentheses, their principal occupations are:  Thomas R. Donahue, (Chief Financial Officer,
            Federated Investors, Inc.), 1001 Liberty Avenue, Pittsburgh, PA,
            15222-3779 and Mark D. Olson (a principal of the firm, Mark D. Olson &
            Company, L.L.C. and Partner, Wilson, Halbrook & Bayard, P.A.), 800
            Delaware Avenue, P.O. Box 2305, Wilmington, DE  19899-2305.

The remaining Officers of the investment adviser are:

President/ Chief Executive Officer
and Trustee:                                    Keith M. Schappert

Executive Vice Presidents:                      William D. Dawson, III

Senior Vice Presidents:                         Joseph M. Balestrino
                                                Jonathan C. Conley
                                                Deborah A. Cunningham
                                                Mark E. Durbiano
                                                Robert M. Kowit
                                                Jeffrey A. Kozemchak
                                                Susan M. Nason
                                                Mary Jo Ochson
                                                Robert J. Ostrowski
                                                Richard Tito

Vice Presidents:                                Todd A. Abraham
                                                J. Scott Albrecht
                                                Randall S. Bauer
                                                Nancy J.Belz
                                                G. Andrew Bonnewell
                                                Lee R. Cunningham, II
                                                Anthony Delserone,Jr.
                                                Donald T. Ellenberger
                                                Eamonn G. Folan
                                                John T. Gentry
                                                Patricia L. Heagy
                                                Susan R. Hill
                                                Nikola A. Ivanov
                                                William R. Jamison
                                                Nathan H. Kehm
                                                John C. Kerber
                                                J. Andrew Kirschler
                                                Steven Lehman
                                                Marian R. Marinack
                                                Natalie F. Metz
                                                Thomas J. Mitchell
                                                Joseph M. Natoli
                                                Mary Kay Pavuk
                                                Jeffrey A. Petro
                                                Ihab L. Salib
                                                Roberto Sanchez-Dahl, Sr.
                                                John Sidawi
                                                Michael W. Sirianni, Jr.
                                                Christopher Smith
                                                Timothy G. Trebilcock
                                                Stephen J. Wagner
                                                Paige M. Wilhelm
                                                George B. Wright

Assistant Vice Presidents:                      Lori Andrews
                                                Hanan Callas
                                                Jerome Conner
                                                James R. Crea, Jr.
                                                Karol M. Crummie
                                                Richard Cumberledge
                                                Richard J. Gallo
                                                Kathyrn P. Glass
                                                James Grant
                                                Tracey L. Lusk
                                                Ann Manley
                                                Karl Mocharko
                                                Teri Lynn Moore
                                                Bob Nolte
                                                Rae Ann Rice
                                                Brian Ruffner
                                                Kyle D. Stewart
                                                Mary Ellen Tesla
                                                Nichlas S. Tripodes

Secretary:                                      G. Andrew Bonnewell

Treasurer:                                      Thomas R. Donahue

Assistant Secretaries:                          Jay S. Neuman

Assistant Treasurer:                            Denis McAuley, III

            The business address of each of the Officers of the investment adviser is
            Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, Pennsylvania
            15222-3779.  These individuals are also officers of a majority of the investment advisers to the investment companies in the Federated Fund
            Complex described in Part B of this Registration Statement.

Item 27.    Principal Underwriters:

            (a)   Federated Securities Corp. the Distributor for shares of the
                  Registrant, acts as principal underwriter for the following open-end investment companies, including the Registrant:

                  Cash Trust Series, Inc.; Cash Trust Series II; Edward Jones
                  Money Market Fund; Federated Adjustable Rate Securities Fund;
                  Federated American Leaders Fund, Inc.; Federated Core Trust;
                  Federated Core Trust II, L.P.; Federated Equity Funds;
                  Federated Equity Income Fund, Inc.; Federated Fixed Income
                  Securities, Inc.; Federated GNMA Trust; Federated Government
                  Income Securities, Inc.; Federated High Income Bond Fund,
                  Inc.; Federated High Yield Trust; Federated Income Securities
                  Trust; Federated Income Trust; Federated Index Trust;
                  Federated Institutional Trust; Federated Insurance Series;
                  Federated International Series, Inc.; Federated Investment
                  Series Funds, Inc.; Federated Limited Duration Government
                  Fund, Inc.; Federated Managed Allocation Portfolios;
                  Federated Municipal Opportunities Fund, Inc.; Federated
                  Municipal Securities Fund, Inc.; Federated Municipal
                  Securities Income Trust; Federated Premier Intermediate
                  Municipal Income Fund; Federated Premier Municipal Income
                  Fund; Federated Short-Term Municipal Trust; Federated Stock
                  and Bond Fund, Inc.; Federated Stock Trust; Federated Total
                  Return Government Bond Fund; Federated Total Return Series,
                  Inc.; Federated U.S. Government Bond Fund; Federated U.S.
                  Government Securities Fund: 1-3 Years; Federated U.S.
                  Government Securities Fund: 2-5 Years; Federated World
                  Investment Series, Inc.; Intermediate Municipal Trust; Money
                  Market Obligations Trust; MTB Group of Funds; Regions Morgan
                  Keegan Select Funds and SouthTrust Funds.

         (b)

         (1)                        (2)                        (3)
Positions and Offices                                 Positions and Offices
  With Distributor                  Name                 With Registrant
_____________________         _________________       ______________________

Chairman:                     Richard B. Fisher       Vice President

Director:                     Arthur L. Cherry

President-Institutional
Sales and Director:           John B. Fisher

Executive Vice
Vice President, Assistant
Secretary and Director:       Thomas R. Donahue

President-Broker/Dealer
And Director:                 James F. Getz

Senior Vice Presidents:       Mark W. Bloss
                              Richard W. Boyd
                              Laura M. Deger
                              Peter W. Eisenbrandt
                              Theodore Fadool, Jr.
                              Christopher Fives
                              James S. Hamilton
                              James M. Heaton
                              H. Joseph Kennedy
                              Amy Michaliszyn
                              Keith Nixon
                              Solon A. Person, IV
                              Ronald M. Petnuch
                              Timothy C. Pillion
                              Thomas E. Territ
                              Robert F. Tousignant

Vice Presidents:              Irving Anderson
                              John B. Bohnet
                              Edward R. Bozek
                              Jane E. Broeren-Lambesis
                              Craig Burness
                              David J. Callahan
                              Mark Carroll
                              Dan Casey
                              Scott Charlton
                              Steven R. Cohen
                              Mary J. Combs
                              R. Edmond Connell, Jr.
                              Kevin J. Crenny
                              Daniel T. Culbertson
                              G. Michael Cullen
                              Marc C. Danile
                              Rick A. DiBernardo
                              Robert J. Deuberry
                              Ron Dorman
                              William C. Doyle
                              Donald C. Edwards
                              Lee England
                              Timothy Franklin
                              Peter J. Germain
                              Joseph D. Gibbons
                              G. Tad Gullickson
                              Scott Gundersen
                              Dayna C. Haferkamp
                              Raymond J. Hanley
                              Vincent L. Harper, Jr.
                              Bruce E. Hastings
                              Teresa M. Johnson
                              Christopher L. Johnston
                              Stephen Kittel
                              Michael W. Koenig
                              Ed Koontz
                              Christopher A. Layton
                              Michael H. Liss
                              Michael R. Manning
                              Martin J. McCaffrey
                              Mary A. McCaffrey
                              Mark J. Miehl
                              Richard C. Mihm
                              Vincent T. Morrow
                              Alec H. Neilly
                              Rebecca Nelson
                              James E. Ostrowski
                              Thomas A. Peter III
                              Raleigh Peters
                              Robert F. Phillips
                              Richard A. Recker
                              Christopher Renwick
                              Brian S. Ronayne
                              Thomas S. Schinabeck
                              Edward J. Segura
                              Peter Siconolfi
                              Edward L. Smith
                              David W. Spears
                              John A. Staley
                              Colin B. Starks
                              Jeffrey A. Stewart
                              Kevin Stutz
                              Timothy A. Rosewicz
                              Greg Spralding
                              William C. Tustin
                              Paul A. Uhlman
                              G. Walter Whalen
                              Stephen White
                              Patrick M. Wiethorn
                              Edward J. Wojnarowski
                              Michael P. Wolff

Assistant Vice Presidents:    Lisa A. Toma
                              Robert W. Bauman
                              Charles L. Davis, Jr.
                              Beth C. Dell
                              Jennifer Fetteroff
                              John T. Glickson
                              William Rose
                              Lynn Sherwood-Long

Treasurer:                    Denis McAuley, III

Secretary:                    Stephen A. Keen

Assistant Secretaries:        Thomas R. Donahue
                              Peter J. Germain

The business address of each of the Officers of Federated Securities Corp. is
Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, Pennsylvania
15222-3779.

         (c)     Not applicable

Item 28.    Location of Accounts and Records:

All accounts and records required to be maintained by Section 31(a) of the
Investment Company Act of 1940 and Rules 31a-1 through 31a-3 promulgated thereunder are maintained at one of the following locations:

Registrant                                Reed Smith LLP
                                          Investment and Asset
                                          Management Group (IAMG)
                                          Federated Investors Tower
                                          12th Floor
                                          1001 Liberty Avenue
                                          Pittsburgh, PA  15222-3779

(Notices should be sent to the Agent for Service at above address)
Federated Investors Funds
                                          5800 Corporate Drive
                                          Pittsburgh, PA 15237-7000

Federated Shareholder Services Company    P.O. Box 8600
("Transfer Agent and Dividend             Boston, MA 02266-8600
Disbursing Agent")

Federated Services Company                Federated Investors Tower
("Administrator")                         1001 Liberty Avenue
                                          Pittsburgh, PA  15222-3779

Federated Investment Management           Federated Investors Tower
   Company                                1001 Liberty Avenue
("Adviser")                               Pittsburgh, PA  15222-3779

State Street Bank and Trust Company       P.O. Box 8600
("Custodian")                             Boston, MA 02266-8600

Item 29.    Management Services:  Not applicable.

Item 30.    Undertakings:

            Registrant hereby undertakes, if requested to do so by the holders of at least 10% of the registrant's outstanding shares, to call a meeting of shareholders for the purpose of voting upon the question of removal of a Director or Directors and to assist in communications with other shareholders as required by Section
            16(c).

                                   SIGNATURES

      Pursuant to the requirements of the Securities Act of 1933 and the
Investment Company Act of 1940, the Registrant, FEDERATED INVESTMENT SERIES
FUNDS,INC., certifies that it meets all of the requirements for effectiveness of this Amendment to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to its
Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Pittsburgh and Commonwealth of Pennsylvania,
on the 29th day January, 2004.

                    FEDERATED INVESTMENT SERIES FUNDS, INC.

            BY: /s/ Andrew P. Cross
            Andrew P. Cross, Assistant Secretary
            January 29, 2004

      Pursuant to the requirements of the Securities Act of 1933, this
Amendment to its Registration Statement has been signed below by the following person in the capacity and on the date indicated:

      NAME                         TITLE                    DATE

By:   /s/ Andrew P. Cross
Andrew P. Cross               Attorney In Fact        January 29, 2004
ASSISTANT SECRETARY           For the Persons
                              Listed Below

      NAME                         TITLE

John F. Donahue*                 Chairman and Director

J. Christopher Donahue*          President and Director
                                 (Principal Executive Officer)

Richard J. Thomas*               Treasurer
                                 (Principal Financial Officer)

William D. Dawson, III*          Chief Investment Officer

Thomas G. Bigley*                Director

John T. Conroy, Jr.*             Director

Nicholas P. Constantakis*        Director

John F. Cunningham*              Director

Lawrence D. Ellis, M.D.*         Director

Peter E. Madden*                 Director

Charles F. Mansfield, Jr.*       Director

John E. Murray, Jr.*             Director

Marjorie P. Smuts*               Director

John S. Walsh*                   Director

*  By Power of Attorney